N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49B
Entity Central Index Key	0001986148
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000247501 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES

Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
— No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.39%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.40%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,994	Highest Annual Cost $5,248

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB II and GMDB II death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
— No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.39%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.40%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,994	Highest Annual Cost $5,248

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB II and GMDB II death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.39%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	1.40%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,994	Highest Annual Cost $5,248

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB II and GMDB II death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,994
Highest Annual Cost [Dollars]	$ 5,248
Risks [Table Text Block]

RISKS

Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Accumulator
®
Plus
SM
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Separate Account” in “More information” in the Prospectus.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trust” and “Guaranteed investment option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life
contingent annuity payout option. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%
Optional Benefits Expenses (2)
Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)
Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge
Annual Ratchet to age 80	0.25%	0.25%	0.25%	0.25%
Annual Ratchet to age 80 (New York and Washington)	0.30%	0.30%	0.30%	0.30%
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 (“Greater of GMDB I)	1.05% (4)(5)	1.05% (4)(5)	1.05% (4)(5)	1.05% (4)(5)
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 (“Greater of GMDB II)	1.25% (5)(6)	1.25% (5)(6)	1.25% (5)(6)	1.25% (5)(6)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(7)			)
Guaranteed minimum income benefit I – Asset Allocation	1.20% (8)	1.20% (8)	1.20% (8)	1.20% (8)
Guaranteed minimum income benefit II – Custom Selection	1.40% (9)	1.40% (9)	1.40% (9)	1.40% (9)
Earnings enhancement benefit for life benefit charge (as a percentage of the account value) (7)	0.35%	0.35%	0.35%	0.35%
Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)(7)
Conversion from Guaranteed minimum income benefit I – Asset Allocation	1.20% (10)	1.20% (10)	1.20% (10)	1.20% (10)
Conversion from Guaranteed minimum income benefit II – Custom Selection	1.40% (11)	1.40% (11)	1.40% (11)	1.40% (11)
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you also elect GMIB I — Asset Allocation. The 1.05% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.

(5)	Any reset prior to April 1, 2013 did not result in an increased charge.

(6)	Only available if you also elect GMIB II — Custom Selection. The 1.25% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.

(7)
If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(8)	The 1.20% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.

(9)	The 1.40% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.

(10)	The 1.20% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 0.90%.

(11)	The 1.40% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 1.10%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses

	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) ( *)	0.55%	1.39%
(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract

	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,975	$24,250	$35,972	$64,848	$5,975	$18,250	$30,972	$64,848
Accumulator ® Elite SM	$14,342	$25,301	$32,637	$67,693	$6,342	$19,301	$32,637	$67,693
Accumulator ® Plus SM	$14,391	$26,438	$38,890	$68,384	$6,391	$19,438	$32,890	$68,384
Accumulator ® Select SM	$ 6,745	$19,801	$33,222	$68,440	$6,395	$19,451	$32,872	$68,090

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life
contingent annuity payout option. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Deferred Sales Load, Footnotes [Text Block]
(1)
Deducted upon withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life
contingent annuity payout option. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%
Optional Benefits Expenses (2)
Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)
Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge
Annual Ratchet to age 80	0.25%	0.25%	0.25%	0.25%
Annual Ratchet to age 80 (New York and Washington)	0.30%	0.30%	0.30%	0.30%
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 (“Greater of GMDB I)	1.05% (4)(5)	1.05% (4)(5)	1.05% (4)(5)	1.05% (4)(5)
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 (“Greater of GMDB II)	1.25% (5)(6)	1.25% (5)(6)	1.25% (5)(6)	1.25% (5)(6)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(7)			)
Guaranteed minimum income benefit I – Asset Allocation	1.20% (8)	1.20% (8)	1.20% (8)	1.20% (8)
Guaranteed minimum income benefit II – Custom Selection	1.40% (9)	1.40% (9)	1.40% (9)	1.40% (9)
Earnings enhancement benefit for life benefit charge (as a percentage of the account value) (7)	0.35%	0.35%	0.35%	0.35%
Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)(7)
Conversion from Guaranteed minimum income benefit I – Asset Allocation	1.20% (10)	1.20% (10)	1.20% (10)	1.20% (10)
Conversion from Guaranteed minimum income benefit II – Custom Selection	1.40% (11)	1.40% (11)	1.40% (11)	1.40% (11)
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you also elect GMIB I — Asset Allocation. The 1.05% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.

(5)	Any reset prior to April 1, 2013 did not result in an increased charge.

(6)	Only available if you also elect GMIB II — Custom Selection. The 1.25% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.

(7)
If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(8)	The 1.20% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.

(9)	The 1.40% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.

(10)	The 1.20% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 0.90%.

(11)	The 1.40% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 1.10%.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses

	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) ( *)	0.55%	1.39%
(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (
Portfolio Company Expenses Minimum [Percent]	0.55%	[4]
Portfolio Company Expenses Maximum [Percent]	1.39%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract

	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,975	$24,250	$35,972	$64,848	$5,975	$18,250	$30,972	$64,848
Accumulator ® Elite SM	$14,342	$25,301	$32,637	$67,693	$6,342	$19,301	$32,637	$67,693
Accumulator ® Plus SM	$14,391	$26,438	$38,890	$68,384	$6,391	$19,438	$32,890	$68,384
Accumulator ® Select SM	$ 6,745	$19,801	$33,222	$68,440	$6,395	$19,451	$32,872	$68,090

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract

	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,975	$24,250	$35,972	$64,848	$5,975	$18,250	$30,972	$64,848
Accumulator ® Elite SM	$14,342	$25,301	$32,637	$67,693	$6,342	$19,301	$32,637	$67,693
Accumulator ® Plus SM	$14,391	$26,438	$38,890	$68,384	$6,391	$19,438	$32,890	$68,384
Accumulator ® Select SM	$ 6,745	$19,801	$33,222	$68,440	$6,395	$19,451	$32,872	$68,090

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the “Greater of” GMDB II death benefit and GMIB II (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract

	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,975	$24,250	$35,972	$64,848	$5,975	$18,250	$30,972	$64,848
Accumulator ® Elite SM	$14,342	$25,301	$32,637	$67,693	$6,342	$19,301	$32,637	$67,693
Accumulator ® Plus SM	$14,391	$26,438	$38,890	$68,384	$6,391	$19,438	$32,890	$68,384
Accumulator ® Select SM	$ 6,745	$19,801	$33,222	$68,440	$6,395	$19,451	$32,872	$68,090

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.
You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to contributions less your adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Annual Ratchet to age 80	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25%		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Annual Ratchet to age 80 (New York and Washington)	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30%		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I)	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.05% (1)	0.90% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II)	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.25% (1)	1.10% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
GMIB I – Asset Allocation	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.20% (1)	0.90% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
GMIB II – Custom Selection	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.40% (1)	1.10% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase • Restricted to owners of certain ages
GWBL conversion from GMIB I – Asset Allocation	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.20% (1)	0.90% (1)
•   Only available from conversion from GMIB I on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

GWBL conversion from GMIB II – Custom Selection	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.40% (1)	1.10% (1)
•   Only available from conversion from GMIB II on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Subject to restrictions on investment options
Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
(2)	Allows you to rebalance your account value only among the Option B variable investment options.
Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for a Guaranteed minimum income benefit and a Guaranteed minimum death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit” and “Guaranteed minimum death benefit”.

If you add a Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the “GMIB effective date”) rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See “Adding the Guaranteed minimum income benefit after issue”. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, when calculating your Guaranteed minimum income benefit and Guaranteed minimum death benefit, one of your benefit bases may apply: (1) the Standard death benefit is based on the Standard death benefit benefit base; (2) the Annual Ratchet to age 80 enhanced death benefit is based on the Annual Ratchet to age 80 benefit base; (3) Greater of 5%
Roll-up
to age 80 or Annual Ratchet to age 80 for the “Greater of” GMDB I enhanced death benefit AND GMIB I — Asset Allocation are based on the 5%
Roll-up
to age 80 benefit base and the Annual Ratchet to age 80 benefit base; or (4) Greater of 5%
Roll-up
to age 80 or the Annual Ratchet to age 80 for the “Greater of” GMDB II enhanced death benefit AND GMIB II — Custom Selection are based on the 5%
Roll-up
to age 80 benefit base and the Annual Ratchet to age 80 benefit base. The Guaranteed minimum death benefits under options 3 and 4 are collectively referred to as the “Greater of” enhanced death benefits.

Standard death benefit

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•	a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.
5%
Roll-up
to age 80 benefit base
(Used for the “Greater of” GMDB I enhanced death benefit, “Greater of” GMDB II enhanced death benefit, GMIB I — Asset Allocation and GMIB II — Custom Selection)

Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•	a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” and the section entitled “Charges and expenses”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

The effective annual
roll-up
rate credited to this benefit base is:

•	5% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator
®
and Accumulator
®
Elite
SM
contracts only). Please see Appendix “State contract availability and/or variations of certain features and benefits” to see what applies in your state; and

•	2% with respect to the EQ/Money Market variable investment option and the guaranteed interest option (if applicable). If you elected a guaranteed benefit that provides a 5% roll-up, an allocation to any investment option that rolls up at 2% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options”.

Each daily
roll-up
is included in the benefit base for purposes of calculating the daily roll-up
the next day, so the benefit base compounds daily at the effective annual rate noted above.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday. However, even after the 5% Roll-Up to age 80 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix “Enhanced death benefit example” for an example of the relationship between the benefit base calculated based on the 5%
Roll-up
to age 80 and a hypothetical account value.

Please see “Our administrative procedures for calculating your
Roll-up
benefit base following a transfer” for more
information about how we calculate your
Roll-up
benefit base when you transfer account values between investment options with a 5%
roll-up
rate and investment options with a 2% roll up rate.

Annual Ratchet to age 80 benefit base
(Used for the Annual Ratchet to age 80 enhanced death benefit, “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit AND for the corresponding Guaranteed minimum income benefit)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•	your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional subsequent contributions made after the date of such withdrawal),

or

•	your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 80th birthday (plus any subsequent contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 80 benefit base is no longer eligible to increase after the contract date anniversary following your 80th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

See Appendix “Enhanced death benefit example” for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 80 and a hypothetical account value.

“Greater of” GMDB I enhanced death benefit, “Greater of” GMDB II enhanced death benefit, GMIB I — Asset Allocation and GMIB II — Custom Selection benefit bases

Your benefit base is equal to the greater of the benefit base computed for the 5%
Roll-up
to age 80 or the benefit base
computed for the Annual Ratchet to age 80, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 80. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts. For more information, see “Withdrawal charge” in “Charges and expenses”.

Roll-up
benefit base reset

As described in this section, you will be eligible to reset your Guaranteed minimum income benefit
Roll-up
benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your
Roll-up
benefit base. The
Roll-up
continues to age 80 on any reset benefit base. After the contract date anniversary following your 80th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the associated Roll-up benefit base will no longer be eligible for resets.

If you elect GMIB I — Asset Allocation with or without the “Greater of” GMDB I enhanced death benefit, you are eligible to reset the
Roll-up
benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect GMIB II — Custom Selection with or without the “Greater of” GMDB II enhanced death benefit, you are eligible to reset the
Roll-up
benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect both a “Greater of” enhanced death benefit and a Guaranteed minimum income benefit, the
Roll-up
benefit bases for both are reset simultaneously when you request a
Roll-up
benefit base reset. You cannot elect a
Roll-up
benefit base reset for one benefit and not the other.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the
Roll-up
benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods:
one-time
reset option, automatic annual reset program or automatic customized reset program.

one-time
reset option
— resets your
Roll-up
benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your
Roll-up
benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your
Roll-up
benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your
Roll-up
benefit base is received at our processing office more than 30 days after your contract date anniversary, your
Roll-up
benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time
reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your
Roll-up
benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time
reset request will be terminated;

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your
Roll-up
benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time
reset request will be terminated.

Once your
one-time
reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us”. If you die before the contract date anniversary following age 80 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse’s age 80 as described above.

If you elect to reset your
Roll-up
benefit bases on or after April 1, 2013, we will increase the charge for the Guaranteed minimum income benefit and the “Greater of” enhanced death benefit to the maximum charge permitted under the contract. There is no charge increase for the Annual Ratchet to age 80 enhanced death benefit. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses” for more information.

It is important to note that once you have reset your
Roll-up
benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. See “Exercise rules” under “Guaranteed minimum income benefit” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” under “Accessing your money” for more information. Please note that in most cases, resetting your
Roll-up
benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your
Roll-up
benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses”.

If you are a traditional IRA or QP contract owner, before you reset your
Roll-up
benefit base, please consider the effect of the waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, your waiting period for the reset under the IRA contract will include any time that you were a participant under the QP contract. If you must begin taking lifetime required minimum distributions during the
10-year
waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See “Lifetime required minimum distribution withdrawals” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix “Purchase considerations for QP Contracts”.

Death Benefits

Guaranteed minimum death benefit

Your contract provides a Standard death benefit. There is no additional charge for this benefit. If you do not elect one of the enhanced death benefits described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable under your Accumulator
®
Series contract). The Standard death benefit is available to all owners.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator
®
Series contract), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping a Guaranteed minimum income benefit can cause a “Greater of” enhanced death benefit to also be dropped. Please see “Benefits available under the contract” for more information.

You may choose from three enhanced death benefit options:

•	Annual Ratchet to age 80 (the current charge for this benefit is 0.25%; 0.30% for New York and Washington);

•	The “Greater of” GMDB I: Greater of 5%
Roll-up
to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit I — Asset Allocation) (the current charge for this benefit is 0.90%); and

•	The “Greater of” GMDB II: Greater of 5%
Roll-up
to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit II — Custom Selection) (the current charge for this benefit is 1.10%).
These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contracts.

The Annual Ratchet to age 80 enhanced death benefit can be elected by itself. Each “Greater of” enhanced death benefit is available only with the corresponding Guaranteed minimum income benefit. Therefore, the “Greater of” GMDB I enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit I — Asset Allocation. The “Greater of” GMDB II enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit II — Custom Selection. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect to drop the Guaranteed minimum income benefit before the contract date anniversary following age 80, the “Greater of” enhanced death benefit will be dropped automatically.

If the Guaranteed minimum income benefit is dropped without converting to the Guaranteed withdrawal benefit for life within 30 days of the contract date anniversary following age 80, then the “Greater of” enhanced death benefit will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See “Dropping the Guaranteed minimum income benefit after issue” for more information.

If the “Greater of” enhanced death benefit is dropped, your death benefit value will be what the value of the Standard Death Benefit would have been if the Standard Death Benefit were elected at issue. If the “Greater of” enhanced death benefit is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the “Greater of” enhanced death benefit is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged before future charges become non-applicable.
See “Charges and expenses” for more information. The Annual Ratchet to age 80 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 80, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge”.

If you elect one of the enhanced death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

Subject to state availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the enhanced death benefits described above.
If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Each Guaranteed minimum death benefit is equal to its corresponding benefit base described in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

If you purchase a “Greater of” enhanced death benefit with a Guaranteed minimum income benefit, you will be eligible to reset your
Roll-up
benefit base. See
“Roll-up
benefit base reset”.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See “Owner and annuitant requirements”.

See Appendix “Enhanced death benefit example” for an example of how we calculate an enhanced death benefit.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The current charge for this benefit is 0.35%. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of “Tax information” for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See “Guaranteed withdrawal benefit for life (“GWBL”)”.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value”.

The additional death benefit will be 40% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator
®
Plus
SM
contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater
of the account value as of the date we receive satisfactory proof of death
or
any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator
®
Plus
SM
contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year
period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year
period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.
The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix “Earnings enhancement benefit example”.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Benefits available under the contract” for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” to see if this feature is available in your state.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Accumulator
®
Plus
SM
contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, and if an optional Guaranteed minimum death benefit rider would not have been issued based on the correct age: (i) the optional Guaranteed minimum death benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and (iii) the standard death benefit will apply.

When we use the terms “owner” and “joint owner,” we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms “Owner” and “Successor Owner” are intended to be references to “Annuitant” and “Joint Annuitant,” respectively, if the contract has a non-natural
owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract’s Annuity maturity date, which is generally the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;
•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.
If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•
As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

•	The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:

—
If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 79 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets. If you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 80) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the Guaranteed minimum death benefit continues, the
Roll-up
benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal Continuation. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

—
If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or “Greater of” GMDB I or “Greater of” GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will be increased
to equal the Guaranteed minimum death benefit base.

•	The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit” in ”Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

•	If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.
•	If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 80 dies, and the younger spouse is age 75 or younger at the time of the older spouse’s death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse’s age 80. If the surviving spouse is age 76 or older at the time of the older spouse’s death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no
Roll-up
benefit base reset.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator ® Select SM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix ”State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.
•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•
For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•
Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator ® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit (“GMIB”) if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See “Adding the Guaranteed minimum income benefit after issue”.
The Guaranteed minimum income benefit is available to owners ages 20 – 75 (ages 20 – 70 for Accumulator
®
Plus
SM
contracts).

You may elect one of the following:

•	The Guaranteed minimum income benefit I — Asset Allocation that includes the 5% Roll-up benefit base (“GMIB I — Asset Allocation”) (the current charge for this benefit is 0.90%).

•	The Guaranteed minimum income benefit II — Custom Selection that includes the 5% Roll-up benefit base (“GMIB II — Custom Selection”) (the current charge for this benefit is 1.10%).

Both options include the ability to reset your Guaranteed minimum income benefit base. See
“Roll-up
benefit base reset”. Under GMIB I — Asset Allocation, you are restricted to the investment options available under Option A — Asset Allocation. Under GMIB II — Custom Selection, you can choose either Option A — Asset Allocation or Option B — Custom Selection. You should not elect GMIB II—Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I—Asset Allocation’s optional benefit charge is lower and offers Option A.

If you elect the Guaranteed minimum income benefit I — Asset Allocation, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the “Greater of” GMDB I enhanced death benefit. You may not elect the “Greater of” GMDB II enhanced death benefit.

If you elect the Guaranteed minimum income benefit II — Custom Selection, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the “Greater of” GMDB II enhanced death benefit. You may not elect the “Greater of” GMDB I enhanced death benefit.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for Accumulator
®
and Accumulator
®
Elite
SM
contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See “Owner and annuitant requirements”. If the owner was older than age 60 at the time an IRA or QP contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”.
If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” for more information. This benefit provides a minimum guarantee that may never come into effect.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out
option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years.

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator
®
Series contract) (if exercised prior to age 80), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

Guaranteed minimum income benefit “no lapse guarantee.”
In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•	You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals during any contract year exceed 5% of the
Roll-up
benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 80.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 5% of your
Roll-up
benefit base at the beginning of the contract year.

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value”.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value”. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.
The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date anniversary following your 80th birthday. Withdrawal charges, if any, will not apply when the Guaranteed minimum income benefit is exercised at age 80. Other options are available to you on the contract date anniversary following your 80th birthday. See “Guaranteed withdrawal benefit for life (“GWBL”)”. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

•	If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 70 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

•	If you were at least age 71 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following the contract date anniversary at age 80.
To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—
Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)
if you were age 70 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 69, but turned 70 before the GMIB effective date or the
Roll-up
benefit base was reset when you were between the ages of 70 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 80;

(ii)
for Accumulator
®
Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator
®
Series QP contract into an Accumulator
®
Series traditional IRA. This process must be completed within the
30-day
time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”;

(iv)
if you reset the
Roll-up
benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 80. Please note that in most cases, resetting your
Roll-up
benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vi)
if the contract is jointly owned and not IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age;

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(viii)
if the contract is owned by a trust or other
non-natural
person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See “Effect of the owner’s death” under “Benefits available under the contract” for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges and expenses’’.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Adding the Guaranteed minimum income benefit after issue

You may be eligible to add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as: (i) no more than three months have elapsed since your contract was issued, or (ii) we continue to offer the Guaranteed minimum income benefit in the form described in this section, including the maximum charge and the roll-up
rate, in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.

If you add the Guaranteed minimum income benefit after issue, it will function as described in this section, under “Guaranteed minimum income benefit”, with certain exceptions:

•	The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the “GMIB addition date”).

•	The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the “GMIB effective date”). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

•	Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described in the section “Guaranteed minimum death benefit and Guaranteed minimum income benefit base”.

•	If you elected Guaranteed minimum income benefit I — Asset Allocation at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit II — Custom Selection. If you elected Guaranteed minimum income benefit II — Custom Selection at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit I — Asset Allocation.

•	If you add the Guaranteed minimum income benefit I — Asset Allocation after issue, you must reallocate your investment options to Option A if you were previously in Option B.

•	If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

Dropping the Guaranteed minimum income benefit after issue

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

•	For Accumulator ® , Accumulator ® Plus SM and Accumulator ® Elite SM contract holders:

—	You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

—
If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the latest of: (1) the expiration of any withdrawal charges in effect under your contract, (2) the contract date anniversary following the GMIB effective date, and (3) four years from the date that the contract was issued.

•	For Accumulator ® Select SM contract holders:

—	If you elect the Guaranteed minimum income benefit at issue, you may not drop the benefit until the fourth contract date anniversary following the GMIB effective date.

—
If you add the Guaranteed minimum income benefit after your contract is issued, you many not drop the benefit until the later of the fourth contract date anniversary and the first contract date anniversary following the GMIB effective date.

•	The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.

•	If you elect the “Greater of” GMDB I or “Greater of” GMDB II and the corresponding Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit prior to age 80, we will no longer deduct the Guaranteed minimum income benefit charge. We will also automatically terminate the Guaranteed minimum death benefit charge and apply the standard death benefit.

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the Guaranteed minimum income benefit you will not be permitted to add the Guaranteed minimum income benefit to your contract again and you will continue to be restricted to Option A for your investment options. See “Guaranteed minimum death benefit” for more information regarding how dropping the Guaranteed minimum income benefit will affect the Guaranteed minimum death benefit.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). The current charge for this benefit is 0.90% for Conversion GMIB I and 1.10% for Conversion GMIB II. The GWBL is available only by converting from the Guaranteed minimum income benefit during the 30 days after the contract date anniversary following your 80th birthday.

When an Owner (or, if applicable, the older Owner) elects to convert, the “Conversion effective date“ is the contract date anniversary immediately preceding the election.

The “Conversion transaction date“ is the date that the Owner affirmatively elects to convert within the 30-day window. If the Owner makes no election to convert, the Conversion transaction date is the 30th day after the contract anniversary following age 80.

A benefit base reset for the Guaranteed minimum income benefit does not extend the waiting period during which you can convert.

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the contract date anniversary following age 80 (“last exercise date“), you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

•	You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

•	You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

•	You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action within 30 days after the contract date anniversary following age 80, the Guaranteed minimum income benefit will convert automatically to the Single Life Guaranteed withdrawal benefit for life.
You will receive a confirmation notice after the automatic conversion occurs.

If you exercise the Guaranteed minimum income benefit, it will function as described under “Guaranteed minimum income benefit“. If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the

Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life charge“ for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit (or permit the benefit to convert) if:

•	You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals“);

•	You are not interested in taking withdrawals prior to the contract’s maturity date; or

•	You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money”, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Additional owner and annuitant requirements

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described under “Guaranteed annual withdrawal amount”.

Single owner.
If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life (“Single life”) option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life (“Joint life”) option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

Joint owners.
If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse’s age in determining the Applicable percentage. If the contract has non-spousal
joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner’s spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

Non-natural
owner.
Contracts with
non-natural
owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural
owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant’s spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a
non-natural
owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL benefit base

Upon conversion of the Guaranteed minimum income benefit to GWBL, your GWBL benefit base is equal to either your account value or the applicable Guaranteed minimum income benefit base, as described under “Guaranteed annual withdrawal amount”. It will increase or decrease, as follows:

•	Your GWBL benefit base may be increased on each contract date anniversary, as described under “Annual Ratchet”.

•	Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“Excess withdrawal”). See “Effect of Excess withdrawals”.
Guaranteed annual withdrawal amount

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described under “Effect of Excess withdrawals”. The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator
®
Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges and expenses”.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

Single life.
If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

If you have the GMIB I – Asset Allocation or GMIB II – Custom Selection
A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
6.0%	5.0%

For example, if on the Conversion effective date your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Guaranteed minimum income benefit base)
multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, if on the Conversion effective date your GMIB I —Asset Allocation or GMIB II — Custom Selection benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses”.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

Joint life/Successor owner.
If you hold an IRA or NQ contract, you may convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner’s spouse. For NQ contracts, the successor owner can be designated as a joint owner. See “Additional owner and annuitant requirements” for more information regarding the requirements for naming a successor owner. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life following age 80 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.

If you have the GMIB I – Asset Allocation or GMIB II – Custom Selection
Younger spouse’s age	A Applicable percentage of account value	B Applicable percentage of Guaranteed minimum income benefit base
85+	5.5%	4.0%
80-84	5.0%	3.5%
75-79	4.5%	3.0%
70-74	4.0%	2.5%

For example, if on the Conversion effective date your account value is $100,000, your GMIB I — Asset Allocation or GMIB II — Custom Selection benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse’s age band) equals $4,000, while $150,000 (the Guaranteed minimum income benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse’s age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we will increase the charge at the time of the Annual Ratchet to the maximum charge permitted under the contract. See “Guaranteed withdrawal benefit for life charge” in “Charges and expenses”.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse’s age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

For conversion at age 80, if you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse’s age as of the conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a
non-natural
owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant’s life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See “Owner and annuitant requirements”.

Effect of Excess withdrawals

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•	The entire withdrawal amount will reduce the GWBL benefit base on a pro rata basis (which means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage).

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.
You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. You have withdrawn 10% of your account value. As your benefit base is $100,000 before the withdrawal, it would also be reduced by 10% or $10,000 (10% of $100,000) and your new benefit base would be $90,000 ($100,000 minus $10,000). In addition, your Guaranteed annual withdrawal amount is reduced to $4,500 (5.0% of $90,000), instead of the original $5,000. See “How withdrawals affect your GWBL”.

Withdrawal charges, if applicable under your Accumulator
®
Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges and expenses”.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero”.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse’s attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge”.

Subsequent contributions

Subsequent contributions are not permitted after the Conversion transaction date.

Investment options

While the Guaranteed withdrawal benefit for life is in effect, investment options will be restricted to Option A. If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.

If the Guaranteed withdrawal benefit for life is dropped, the available investment options will revert to the investment options that were originally available under the contract, pursuant to the Guaranteed minimum income benefit that had been elected.

Automatic conversion

At age 80, if you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than those available under Option A to the EQ Balanced Strategy Portfolio as part of the automatic conversion, on the Conversion transaction date.
You will be able to reallocate your account value, subject to Option A limits at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under “Joint life”. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the EQ Balanced Strategy Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.

Upon conversion, a recurring optional rebalancing program is not available; instead, you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request.

Dollar cost averaging

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) on that date will be invested in the EQ Balanced Strategy Portfolio. If the EQ Balanced Strategy Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above in “Automatic conversion.”

You may elect a new Investment simplifier or general dollar cost averaging program after conversion, but the special dollar cost averaging program (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the special money market dollar cost averaging program (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) will not be available after conversion. See “Dollar cost averaging” in “Allocating your contributions”.

Earnings enhancement benefit

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life as it will no longer be eligible to increase. We will continue to deduct the charge for these benefits as long they remain in effect. See “Charges and expenses” for more information.

Guaranteed minimum death benefit

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or
Roll-ups
of the death benefit as of the contract date anniversary following age 80. However, we will continue to deduct the charge for these benefits as long they remain in effect. See “Guaranteed benefit charges” in “Charges and expenses” for more information. See also “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money” and “Spousal continuation” in “Benefits available under the contract”.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural
owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural
owner). Under certain circumstances,
Roll-ups
and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See “Spousal continuation” in “Benefits available under the contract”.

Annuity maturity date
. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your “minimum death benefit.” The minimum death benefit will be reduced pro rata by each payment. See “Annuity maturity date” in “Accessing your money”.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•	Your Accumulator
®
Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator
®
Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural,
the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator
®
Series contract.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•	Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar
basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator
®
Series contract, as described in “Charges and expenses”. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of Excess withdrawals” and “How withdrawals affect your GWBL”.

•	Withdrawals are not considered annuity payments for tax purposes. See “Tax information”.

•	All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money”.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•	If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•	If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•	If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse
will reduce the benefit base(s) as described in “How withdrawals affect your GWBL”, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Benefits available under the contract” under “Spousal continuation”.

Dropping the Guaranteed withdrawal benefit for life after conversion

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit, subject to the following restrictions:

•	You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your Accumulator
®
Series contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your Accumulator
®
Series contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

•	The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

•	After the Guaranteed withdrawal benefit for life is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue on a pro rata basis.

•	If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under the Guaranteed minimum income benefit that you had originally elected.
•	Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner’s death.

After your request has been processed, you will receive a letter confirming that the Guaranteed withdrawal benefit for life has been dropped.

See “Investment options” for information regarding how dropping the Guaranteed withdrawal benefit for life would affect your investment options.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)
If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)
If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix “Hypothetical illustrations”.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully.
If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL.
When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•	If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect; and

•	Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix “Hypothetical illustrations”.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Other benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in the special dollar cost averaging program (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the special money market dollar cost averaging program (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts). Under Option A, but not Option B, you may participate in one of two Investment simplifier programs or the general dollar cost averaging program. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. If a transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing transaction. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Units measure your value in each variable investment option.

Special dollar cost averaging program.
The special dollar cost averaging program is only available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Under Option A, you may allocate some or all of your contribution to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator
®
Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator
®
Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has expired, you may then elect to participate in the special dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special dollar cost averaging program is not available.

Special money market dollar cost averaging program.
The special money market dollar cost averaging program is only available to Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into the other investment options. Under Option A, you may allocate some or all of your contributions to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program.
You may elect to participate in a 3, 6 or
12-month
program. Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other investment options you select. Once the time period you selected has expired, you may then elect to participate in the special money market dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the investments according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special money market dollar cost averaging program is not available.

General dollar cost averaging program.
Under Option A, if your account value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other investment options. Under Option A, the investment options to which transfers are made under the program may be different than the investment options you have selected for allocation of your contributions. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

Investment simplifier.
Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in the special dollar cost averaging program (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the special money market dollar cost averaging program (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) or the general dollar cost averaging program. The Investment simplifier options are not available under Option B.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator
®
and Accumulator
®
Elite
SM
contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
 Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

Interaction of dollar cost averaging and Investment simplifier with other contract features and benefits

You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options”. If a dollar cost averaging transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See “Guaranteed withdrawal benefit for life (“GWBL”)”. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base”.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability.

Rebalancing your account value

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see “Allocating your contributions”.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to contributions less your adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Annual Ratchet to age 80	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25%		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Annual Ratchet to age 80 (New York and Washington)	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30%		• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I)	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.05% (1)	0.90% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II)	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.25% (1)	1.10% (1)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
GMIB I – Asset Allocation	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.20% (1)	0.90% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
GMIB II – Custom Selection	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.40% (1)	1.10% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase • Restricted to owners of certain ages
GWBL conversion from GMIB I – Asset Allocation	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.20% (1)	0.90% (1)
•   Only available from conversion from GMIB I on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

GWBL conversion from GMIB II – Custom Selection	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.40% (1)	1.10% (1)
•   Only available from conversion from GMIB II on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Subject to restrictions on investment options
Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
(2)	Allows you to rebalance your account value only among the Option B variable investment options.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146638. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to Equitable Funds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT SmartBeta Equity ESG — Equitable Investment Management Group, LLC (“EIMG”); AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.01%		12.42%	7.03%	6.80%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Option A — Asset Allocation account variable investment options are as follows.

EQ Strategic Allocation Portfolios
EQ/Aggressive Growth Strategy	EQ/Conservative Strategy
EQ/Balanced Strategy	EQ/Growth Strategy
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy

Option A also includes EQ/Money Market.

Option B — Custom Selection account variable investment options are as follows.

Category 1 — Fixed Income
EQ/Core Bond Index	EQ/Money Market
EQ/Intermediate Government Bond	EQ/Quality Bond PLUS

Category 2 — Core Diversified Equity
EQ/Aggressive Growth Strategy	EQ/Large Cap Core Managed Volatility
EQ/Balanced Strategy	EQ/Large Cap Growth Index
EQ/Common Stock Index	EQ/Large Cap Growth Managed Volatility
EQ/Conservative Growth Strategy	EQ/Large Cap Value Index
EQ/Conservative Strategy	EQ/Large Cap Value Managed Volatility
EQ/Equity 500 Index	EQ/Moderate Growth Strategy
EQ/Growth Strategy

Category 3 — Small Cap/Mid Cap/International
EQ/400 Managed Volatility	EQ/International Equity Index
EQ/2000 Managed Volatility	EQ/International Value Managed Volatility
EQ/AB Small Cap Growth	EQ/Mid Cap Index
EQ/Global Equity Managed Volatility	EQ/Mid Cap Value Managed Volatility
EQ/International Core Managed Volatility	EQ/Small Company Index

Category 4 — Specialty
1290 VT SmartBeta Equity	EQ/Janus Enterprise
1290 VT Socially Responsible	Multimanager Technology
EQ/Franklin Small Cap Value Managed Volatility

Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 months to 12 months	1.00%

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
	www.equitable.com/ICSR#EQH146638. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to Equitable Funds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT SmartBeta Equity ESG — Equitable Investment Management Group, LLC (“EIMG”); AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.01%		12.42%	7.03%	6.80%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Option A — Asset Allocation account variable investment options are as follows.

EQ Strategic Allocation Portfolios
EQ/Aggressive Growth Strategy	EQ/Conservative Strategy
EQ/Balanced Strategy	EQ/Growth Strategy
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy

Option A also includes EQ/Money Market.

Option B — Custom Selection account variable investment options are as follows.

Category 1 — Fixed Income
EQ/Core Bond Index	EQ/Money Market
EQ/Intermediate Government Bond	EQ/Quality Bond PLUS

Category 2 — Core Diversified Equity
EQ/Aggressive Growth Strategy	EQ/Large Cap Core Managed Volatility
EQ/Balanced Strategy	EQ/Large Cap Growth Index
EQ/Common Stock Index	EQ/Large Cap Growth Managed Volatility
EQ/Conservative Growth Strategy	EQ/Large Cap Value Index
EQ/Conservative Strategy	EQ/Large Cap Value Managed Volatility
EQ/Equity 500 Index	EQ/Moderate Growth Strategy
EQ/Growth Strategy

Category 3 — Small Cap/Mid Cap/International
EQ/400 Managed Volatility	EQ/International Equity Index
EQ/2000 Managed Volatility	EQ/International Value Managed Volatility
EQ/AB Small Cap Growth	EQ/Mid Cap Index
EQ/Global Equity Managed Volatility	EQ/Mid Cap Value Managed Volatility
EQ/International Core Managed Volatility	EQ/Small Company Index

Category 4 — Specialty
1290 VT SmartBeta Equity	EQ/Janus Enterprise
1290 VT Socially Responsible	Multimanager Technology
EQ/Franklin Small Cap Value Managed Volatility

Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 months to 12 months	1.00%

C000247501 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247501 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247501 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

C000247501 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247501 [Member] | Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247501 [Member] | Possible Fees On Access To Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247501 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247501 [Member] | Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247501 [Member] | Accumulator PlusSM Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247501 [Member] | Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

C000247501 [Member] | Contract changes risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.
	You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.
C000247501 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247501 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

	In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
C000247501 [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247501 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247501 [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247501 [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247501 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247501 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247501 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247501 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247501 [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
C000247501 [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.33%
C000247501 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247501 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000247501 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247501 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247501 [Member] | EQGrowth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	6.80%
C000247501 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247501 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247501 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247501 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247501 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247501 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247501 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247501 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247501 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247501 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247501 [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247501 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247501 [Member] | EQModerate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.91%
C000247501 [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247501 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247501 [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247501 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247501 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to contributions less your adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Standard Death Benefit
C000247501 [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Annual Ratchet to age 80
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 80
C000247501 [Member] | Annual Ratchet to age 80 New York and Washington [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Annual Ratchet to age 80 (New York and Washington)
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 80 (New York and Washington)
C000247501 [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.05%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I)
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.05%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB I)
C000247501 [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II)
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (“Greater of” GMDB II)
C000247501 [Member] | Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Name of Benefit [Text Block]	GMIB I – Asset Allocation
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	GMIB I – Asset Allocation
C000247501 [Member] | Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Name of Benefit [Text Block]	GMIB II – Custom Selection
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	GMIB II – Custom Selection
C000247501 [Member] | Earnings Enhancement Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[9]
Name of Benefit [Text Block]	Earnings enhancement
Purpose of Benefit [Text Block]	Provides an additional death benefit when your GMIB converts to the GWLB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[9]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages
Name of Benefit [Text Block]	Earnings enhancement
C000247501 [Member] | Conversion From Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Name of Benefit [Text Block]	GWBL conversion from GMIB I – Asset Allocation
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[8]
Brief Restrictions / Limitations [Text Block]
•   Only available from conversion from GMIB I on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

Name of Benefit [Text Block]	GWBL conversion from GMIB I – Asset Allocation
C000247501 [Member] | Conversion From Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Name of Benefit [Text Block]	GWBL conversion from GMIB II – Custom Selection
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[8]
Brief Restrictions / Limitations [Text Block]
•   Only available from conversion from GMIB II on contract anniversary following age 85
•   Excess withdrawals could significantly reduce or terminate benefit
•   Must elect within 30 days after the contract anniversary following age 85

Name of Benefit [Text Block]	GWBL conversion from GMIB II – Custom Selection
C000247501 [Member] | Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing	[10],[11]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Subject to restrictions on investment options
Name of Benefit [Text Block]	Rebalancing	[10],[11]
C000247501 [Member] | Dollar Cost Averaging special DCA general DCA and Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247501 [Member] | Accumulator [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[12]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,975
Surrender Expense, 3 Years, Maximum [Dollars]	24,250
Surrender Expense, 5 Years, Maximum [Dollars]	35,972
Surrender Expense, 10 Years, Maximum [Dollars]	64,848
Annuitized Expense, 1 Year, Maximum [Dollars]	12,975
Annuitized Expense, 3 Years, Maximum [Dollars]	24,250
Annuitized Expense, 5 Years, Maximum [Dollars]	35,972
Annuitized Expense, 10 Years, Maximum [Dollars]	64,848
No Surrender Expense, 1 Year, Maximum [Dollars]	5,975
No Surrender Expense, 3 Years, Maximum [Dollars]	18,250
No Surrender Expense, 5 Years, Maximum [Dollars]	30,972
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,848
C000247501 [Member] | Accumulator [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247501 [Member] | Accumulator [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247501 [Member] | Accumulator [Member] | Annual Ratchet to age 80 New York and Washington [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247501 [Member] | Accumulator [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
C000247501 [Member] | Accumulator [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
C000247501 [Member] | Accumulator [Member] | Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
C000247501 [Member] | Accumulator [Member] | Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
C000247501 [Member] | Accumulator [Member] | Earnings Enhancement Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
C000247501 [Member] | Accumulator [Member] | Conversion From Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
C000247501 [Member] | Accumulator [Member] | Conversion From Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
C000247501 [Member] | Accumulator Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[12]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,391
Surrender Expense, 3 Years, Maximum [Dollars]	26,438
Surrender Expense, 5 Years, Maximum [Dollars]	38,890
Surrender Expense, 10 Years, Maximum [Dollars]	68,384
Annuitized Expense, 1 Year, Maximum [Dollars]	14,391
Annuitized Expense, 3 Years, Maximum [Dollars]	26,438
Annuitized Expense, 5 Years, Maximum [Dollars]	38,890
Annuitized Expense, 10 Years, Maximum [Dollars]	68,384
No Surrender Expense, 1 Year, Maximum [Dollars]	6,391
No Surrender Expense, 3 Years, Maximum [Dollars]	19,438
No Surrender Expense, 5 Years, Maximum [Dollars]	32,890
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 68,384
C000247501 [Member] | Accumulator Plus [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247501 [Member] | Accumulator Plus [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247501 [Member] | Accumulator Plus [Member] | Annual Ratchet to age 80 New York and Washington [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247501 [Member] | Accumulator Plus [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
C000247501 [Member] | Accumulator Plus [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
C000247501 [Member] | Accumulator Plus [Member] | Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
C000247501 [Member] | Accumulator Plus [Member] | Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
C000247501 [Member] | Accumulator Plus [Member] | Earnings Enhancement Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
C000247501 [Member] | Accumulator Plus [Member] | Conversion From Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
C000247501 [Member] | Accumulator Plus [Member] | Conversion From Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
C000247501 [Member] | Accumulator Elite [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[12]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,342
Surrender Expense, 3 Years, Maximum [Dollars]	25,301
Surrender Expense, 5 Years, Maximum [Dollars]	32,637
Surrender Expense, 10 Years, Maximum [Dollars]	67,693
Annuitized Expense, 1 Year, Maximum [Dollars]	14,342
Annuitized Expense, 3 Years, Maximum [Dollars]	25,301
Annuitized Expense, 5 Years, Maximum [Dollars]	32,637
Annuitized Expense, 10 Years, Maximum [Dollars]	67,693
No Surrender Expense, 1 Year, Maximum [Dollars]	6,342
No Surrender Expense, 3 Years, Maximum [Dollars]	19,301
No Surrender Expense, 5 Years, Maximum [Dollars]	32,637
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 67,693
C000247501 [Member] | Accumulator Elite [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247501 [Member] | Accumulator Elite [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247501 [Member] | Accumulator Elite [Member] | Annual Ratchet to age 80 New York and Washington [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247501 [Member] | Accumulator Elite [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
C000247501 [Member] | Accumulator Elite [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
C000247501 [Member] | Accumulator Elite [Member] | Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
C000247501 [Member] | Accumulator Elite [Member] | Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
C000247501 [Member] | Accumulator Elite [Member] | Earnings Enhancement Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
C000247501 [Member] | Accumulator Elite [Member] | Conversion From Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
C000247501 [Member] | Accumulator Elite [Member] | Conversion From Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
C000247501 [Member] | Accumulator Select [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%	[12]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,745
Surrender Expense, 3 Years, Maximum [Dollars]	19,801
Surrender Expense, 5 Years, Maximum [Dollars]	33,222
Surrender Expense, 10 Years, Maximum [Dollars]	68,440
Annuitized Expense, 1 Year, Maximum [Dollars]	6,745
Annuitized Expense, 3 Years, Maximum [Dollars]	19,801
Annuitized Expense, 5 Years, Maximum [Dollars]	33,222
Annuitized Expense, 10 Years, Maximum [Dollars]	68,440
No Surrender Expense, 1 Year, Maximum [Dollars]	6,395
No Surrender Expense, 3 Years, Maximum [Dollars]	19,451
No Surrender Expense, 5 Years, Maximum [Dollars]	32,872
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 68,090
C000247501 [Member] | Accumulator Select [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247501 [Member] | Accumulator Select [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247501 [Member] | Accumulator Select [Member] | Annual Ratchet to age 80 New York and Washington [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247501 [Member] | Accumulator Select [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB I [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[15],[16],[17],[18]
C000247501 [Member] | Accumulator Select [Member] | Greater of 5 Percentage Roll Up to age 80 or Annual Ratchet to age 80 Greater of GMDB II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[15],[16],[17],[19]
C000247501 [Member] | Accumulator Select [Member] | Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[21]
C000247501 [Member] | Accumulator Select [Member] | Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[22]
C000247501 [Member] | Accumulator Select [Member] | Earnings Enhancement Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[16],[20]
C000247501 [Member] | Accumulator Select [Member] | Conversion From Guaranteed Minimum Income Benefit I Asset Allocation [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[20],[23]
C000247501 [Member] | Accumulator Select [Member] | Conversion From Guaranteed Minimum Income Benefit II Custom Selection [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%	[15],[16],[20],[24]
C000247501 [Member] | Option A [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option A [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option A [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option A [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option A [Member] | EQGrowth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option A [Member] | EQModerate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQGrowth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQModerate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247501 [Member] | Option B [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.30%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially i
nc
rease costs.

Lowest Annual Cost $1,994	Highest Annual Cost $4,978
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB and Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.30%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[25]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[25]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	1.30%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially i
nc
rease costs.

Lowest Annual Cost $1,994	Highest Annual Cost $4,978
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB and Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,994
Highest Annual Cost [Dollars]	$ 4,978
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the states of Florida and Texas. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Credits under Accumulator
®
Plus
SM
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “About the Separate Account” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Separate Account” in “More information” in the Prospectus.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trust” and “Guaranteed investment option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).
Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to off er
a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1) (2)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Annual Ratchet to age 85 (New York only)	0.30%	0.30%	0.30%	0.30%

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85)	1.15% (4)	1.15% (4)	1.15% (4)	1.15% (4)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(5)	1.30% (6)	1.30% (6)	1.30% (6)	1.30% (6)

Earnings enhancement benefit charge (as a percentage of account value) (5)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)	1.30% (7)(8)	1.30% (7)(8)	1.30% (7)(8)	1.30% (7)(8)

Principal guarantee benefits charge (as a percentage of account value) (5)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you elect the Guaranteed minimum income benefit. The 1.15% charge will apply if you elect to reset the benefit. The current charge is 1.00%.

(5)
You may elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(6)
We will increase this charge to 1.30% if you elect to reset your
Roll-up
benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses”. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix “Enhanced death benefit example” for more information. The current charge is 1.00%.

(7)
If your Guaranteed withdrawal benefit for life (“GWBL”) benefit base ratchets, we will increase your charge to 1.30%. Please see “Guaranteed withdrawal benefit for life (“GWBL)” in “Purchasing the Contract” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses”. The current charge is 1.00%

(8)
This assumes that the Guaranteed minimum income benefit does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high at 1.30%. This charge may be lower for certain contract owners. Please see Appendix “Contract variations” for more information.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,761	$23,516	$34,583	$61,132	$5,761	$17,516	$29,583	$61,132
Accumulator ® Plus SM	$14,201	$25,729	$37,531	$64,726	$6,201	$18,729	$31,531	$64,726
Accumulator ® Elite SM	$14,129	$24,570	$31,256	$64,026	$6,128	$18,570	$31,256	$64,026
Accumulator ® Select SM	$6,531	$19,070	$31,843	$64,780	$6,181	$18,720	$31,493	$64,430

Transaction Expenses [Table Text Block]	The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Deferred Sales Load, Footnotes [Text Block]
(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	2%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1) (2)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Annual Ratchet to age 85 (New York only)	0.30%	0.30%	0.30%	0.30%

Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85)	1.15% (4)	1.15% (4)	1.15% (4)	1.15% (4)

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)(5)	1.30% (6)	1.30% (6)	1.30% (6)	1.30% (6)

Earnings enhancement benefit charge (as a percentage of account value) (5)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)	1.30% (7)(8)	1.30% (7)(8)	1.30% (7)(8)	1.30% (7)(8)

Principal guarantee benefits charge (as a percentage of account value) (5)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you elect the Guaranteed minimum income benefit. The 1.15% charge will apply if you elect to reset the benefit. The current charge is 1.00%.

(5)
You may elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(6)
We will increase this charge to 1.30% if you elect to reset your
Roll-up
benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses”. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix “Enhanced death benefit example” for more information. The current charge is 1.00%.

(7)
If your Guaranteed withdrawal benefit for life (“GWBL”) benefit base ratchets, we will increase your charge to 1.30%. Please see “Guaranteed withdrawal benefit for life (“GWBL)” in “Purchasing the Contract” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses”. The current charge is 1.00%

(8)
This assumes that the Guaranteed minimum income benefit does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high at 1.30%. This charge may be lower for certain contract owners. Please see Appendix “Contract variations” for more information.

Administrative Expense, Footnotes [Text Block]
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you elect the Guaranteed minimum income benefit. The 1.15% charge will apply if you elect to reset the benefit. The current charge is 1.00%.

(5)
You may elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(6)
We will increase this charge to 1.30% if you elect to reset your
Roll-up
benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses”. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix “Enhanced death benefit example” for more information. The current charge is 1.00%.

(7)
If your Guaranteed withdrawal benefit for life (“GWBL”) benefit base ratchets, we will increase your charge to 1.30%. Please see “Guaranteed withdrawal benefit for life (“GWBL)” in “Purchasing the Contract” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses”. The current charge is 1.00%

(8)
This assumes that the Guaranteed minimum income benefit does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high at 1.30%. This charge may be lower for certain contract owners. Please see Appendix “Contract variations” for more information.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[4]
Portfolio Company Expenses Maximum [Percent]	1.41%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,761	$23,516	$34,583	$61,132	$5,761	$17,516	$29,583	$61,132
Accumulator ® Plus SM	$14,201	$25,729	$37,531	$64,726	$6,201	$18,729	$31,531	$64,726
Accumulator ® Elite SM	$14,129	$24,570	$31,256	$64,026	$6,128	$18,570	$31,256	$64,026
Accumulator ® Select SM	$6,531	$19,070	$31,843	$64,780	$6,181	$18,720	$31,493	$64,430

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,761	$23,516	$34,583	$61,132	$5,761	$17,516	$29,583	$61,132
Accumulator ® Plus SM	$14,201	$25,729	$37,531	$64,726	$6,201	$18,729	$31,531	$64,726
Accumulator ® Elite SM	$14,129	$24,570	$31,256	$64,026	$6,128	$18,570	$31,256	$64,026
Accumulator ® Select SM	$6,531	$19,070	$31,843	$64,780	$6,181	$18,720	$31,493	$64,430

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The
se
Example
s
assume all
a
ccount value is allocated to the variable investment options.
Your costs could differ from those shown below if you invest in the fixed
investment
options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,761	$23,516	$34,583	$61,132	$5,761	$17,516	$29,583	$61,132
Accumulator ® Plus SM	$14,201	$25,729	$37,531	$64,726	$6,201	$18,729	$31,531	$64,726
Accumulator ® Elite SM	$14,129	$24,570	$31,256	$64,026	$6,128	$18,570	$31,256	$64,026
Accumulator ® Select SM	$6,531	$19,070	$31,843	$64,780	$6,181	$18,720	$31,493	$64,430

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable
.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds
or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85 (New York only)	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 4% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.15% (2)	1.00% (2)	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit • Only available with the GMIB • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the account value.
(2)	Expressed an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.30% (1)	1.00% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase • Restricted to owners of certain ages

Guaranteed withdrawal benefit for life	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.30% (1)	1.00% (1)
• Only available from conversion from GMIB on contract anniversary following age 85
• Excess withdrawals could significantly reduce or terminate benefit
• Must elect within 30 days after the contract anniversary following age 85

100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (2)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (2)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Subject to restrictions on investment options

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.

(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Benefits Available [Table Text Block]

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85 (New York only)	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 4% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	1.15% (2)	1.00% (2)	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit • Only available with the GMIB • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the account value.
(2)	Expressed an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.30% (1)	1.00% (1)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (2)		• Available only at contract purchase • Restricted to owners of certain ages

Guaranteed withdrawal benefit for life	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.30% (1)	1.00% (1)
• Only available from conversion from GMIB on contract anniversary following age 85
• Excess withdrawals could significantly reduce or terminate benefit
• Must elect within 30 days after the contract anniversary following age 85

100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (2)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (2)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Subject to restrictions on investment options

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.

(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Only available if you elect the Guaranteed minimum income benefit. The 1.15% charge will apply if you elect to reset the benefit. The current charge is 1.00%.

(5)
You may elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(6)
We will increase this charge to 1.30% if you elect to reset your
Roll-up
benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses”. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix “Enhanced death benefit example” for more information. The current charge is 1.00%.

(7)
If your Guaranteed withdrawal benefit for life (“GWBL”) benefit base ratchets, we will increase your charge to 1.30%. Please see “Guaranteed withdrawal benefit for life (“GWBL)” in “Purchasing the Contract” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses”. The current charge is 1.00%

(8)
This assumes that the Guaranteed minimum income benefit does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high at 1.30%. This charge may be lower for certain contract owners. Please see Appendix “Contract variations” for more information.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146639. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”) ; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	EQ/2000 Managed Volatility† (1) — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† (1) — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond (1) — EIMG ; AllianceBernstein L.P.	0.77%	^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† (1) — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index (1) — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† (1) — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† (1) — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index (1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index (1) — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index (1) — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	EQ/Large Cap Growth Managed Volatility† (1) — EIMG ; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index (1) — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† (1) — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index (1) — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† (1) — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† (1) — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market *(1) — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS (1) — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index (1) — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Not all variable investment options are available under all contracts. If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed are only available to contract owners who purchased their contracts before that date.

Guaranteed benefit account restrictions

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE (“GWBL”) (if the Guaranteed minimum income benefit converts) investment options:

EQ Allocation Portfolios
EQ/Aggressive Allocation	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation
EQ/Conservative-Plus Allocation

GWBL investment options also include EQ/AB Short Duration Government Bond, EQ/Aggressive Growth Strategy (under certain contracts) and EQ/Equity 500 Index.

100% PRINCIPAL GUARANTEE BENEFIT investment options:

EQ Allocation Portfolios
E Q/Aggressive Allocation	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation
EQ/Conservative-Plus Allocation

100% Principal Guarantee Benefit investment options also include EQ/AB Short Duration Government Bond, EQ/Aggressive Growth Strategy (under certain contracts) and EQ/Equity 500 Index.

125% PRINCIPAL GUARANTEE BENEFIT investment options:

EQ/AB Short Duration Government Bond	EQ/Moderate Allocation
EQ/Equity 500 Index

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146639. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”) ; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	EQ/2000 Managed Volatility† (1) — EIMG ; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† (1) — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond (1) — EIMG ; AllianceBernstein L.P.	0.77%	^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† (1) — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index (1) — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† (1) — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† (1) — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index (1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index (1) — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index (1) — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	EQ/Large Cap Growth Managed Volatility† (1) — EIMG ; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index (1) — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† (1) — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index (1) — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† (1) — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† (1) — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† (1) — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market *(1) — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS (1) — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index (1) — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Not all variable investment options are available under all contracts. If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed are only available to contract owners who purchased their contracts before that date.

Guaranteed benefit account restrictions

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE (“GWBL”) (if the Guaranteed minimum income benefit converts) investment options:

EQ Allocation Portfolios
EQ/Aggressive Allocation	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation
EQ/Conservative-Plus Allocation

GWBL investment options also include EQ/AB Short Duration Government Bond, EQ/Aggressive Growth Strategy (under certain contracts) and EQ/Equity 500 Index.

100% PRINCIPAL GUARANTEE BENEFIT investment options:

EQ Allocation Portfolios
E Q/Aggressive Allocation	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation
EQ/Conservative-Plus Allocation

100% Principal Guarantee Benefit investment options also include EQ/AB Short Duration Government Bond, EQ/Aggressive Growth Strategy (under certain contracts) and EQ/Equity 500 Index.

125% PRINCIPAL GUARANTEE BENEFIT investment options:

EQ/AB Short Duration Government Bond	EQ/Moderate Allocation
EQ/Equity 500 Index

C000247502 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247502 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247502 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

C000247502 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247502 [Member] | Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247502 [Member] | Possible Fees On Access To Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247502 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247502 [Member] | Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247502 [Member] | Accumulator PlusSM Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247502 [Member] | Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

C000247502 [Member] | Contract changes risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247502 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247502 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable
.

C000247502 [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247502 [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247502 [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247502 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247502 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247502 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247502 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247502 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247502 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247502 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247502 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247502 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247502 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247502 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247502 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247502 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247502 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247502 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247502 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247502 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247502 [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247502 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247502 [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7],[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247502 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247502 [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247502 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247502 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000247502 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247502 [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond	[26]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247502 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[5],[26]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | Gwbl Investment Options Also Include Eqab Short Duration Government Bond Eqaggressive Growth And Eqequity500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | Hundred Percent Principal Guarantee Benefit Investment Options Also Include EQAB Short Duration Government Bond EQ Aggressive Growth Strategy Under Certain Contracts And EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247502 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Standard Death Benefit
C000247502 [Member] | Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing	[27],[28]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Subject to restrictions on investment options
Name of Benefit [Text Block]	Rebalancing	[27],[28]
C000247502 [Member] | Dollar Cost Averaging special DCA general DCA and Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247502 [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[29]
Name of Benefit [Text Block]	Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[29]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 85
C000247502 [Member] | Annual Ratchet To Age85 New York Only [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[29]
Name of Benefit [Text Block]	Annual Ratchet to age 85 (New York only)
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[29]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 85 (New York only)
C000247502 [Member] | Greater Of4 Roll Up To Age85 Or Annual Ratchet To Age85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%	[30]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[30]
Name of Benefit [Text Block]	Greater of 4% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%	[30]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[30]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit • Only available with the GMIB • Subject to restrictions on investment options
Name of Benefit [Text Block]	Greater of 4% Roll-up to age 85 or Annual Ratchet to age 85
C000247502 [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
C000247502 [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[9]
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[9]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
C000247502 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[9]
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[9]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
C000247502 [Member] | Earnings Enhancements [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[9]
Name of Benefit [Text Block]	Earnings enhancement
Purpose of Benefit [Text Block]	Provides an additional death benefit when your GMIB converts to the GWLB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[9]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages
Name of Benefit [Text Block]	Earnings enhancement
C000247502 [Member] | Guaranteed Withdrawal Benefit For Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[8]
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[8]
Brief Restrictions / Limitations [Text Block]
• Only available from conversion from GMIB on contract anniversary following age 85
• Excess withdrawals could significantly reduce or terminate benefit
• Must elect within 30 days after the contract anniversary following age 85

Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life
C000247502 [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[8]
Name of Benefit [Text Block]	Guaranteed minimum income benefit
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[8]
Name of Benefit [Text Block]	Guaranteed minimum income benefit
C000247502 [Member] | Accumulator [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,761
Surrender Expense, 3 Years, Maximum [Dollars]	23,516
Surrender Expense, 5 Years, Maximum [Dollars]	34,583
Surrender Expense, 10 Years, Maximum [Dollars]	61,132
Annuitized Expense, 1 Year, Maximum [Dollars]	12,761
Annuitized Expense, 3 Years, Maximum [Dollars]	23,516
Annuitized Expense, 5 Years, Maximum [Dollars]	34,583
Annuitized Expense, 10 Years, Maximum [Dollars]	61,132
No Surrender Expense, 1 Year, Maximum [Dollars]	5,761
No Surrender Expense, 3 Years, Maximum [Dollars]	17,516
No Surrender Expense, 5 Years, Maximum [Dollars]	29,583
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,132
C000247502 [Member] | Accumulator [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247502 [Member] | Accumulator [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247502 [Member] | Accumulator [Member] | Annual Ratchet To Age85 New York Only [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247502 [Member] | Accumulator [Member] | Greater Of4 Roll Up To Age85 Or Annual Ratchet To Age85 [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 1.15	[15],[16],[33]
C000247502 [Member] | Accumulator [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
C000247502 [Member] | Accumulator [Member] | Guaranteed Withdrawal Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
C000247502 [Member] | Accumulator [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
C000247502 [Member] | Accumulator [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
C000247502 [Member] | Accumulator [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
C000247502 [Member] | Accumulator Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14],[15]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,201
Surrender Expense, 3 Years, Maximum [Dollars]	25,729
Surrender Expense, 5 Years, Maximum [Dollars]	37,531
Surrender Expense, 10 Years, Maximum [Dollars]	64,726
Annuitized Expense, 1 Year, Maximum [Dollars]	14,201
Annuitized Expense, 3 Years, Maximum [Dollars]	25,729
Annuitized Expense, 5 Years, Maximum [Dollars]	37,531
Annuitized Expense, 10 Years, Maximum [Dollars]	64,726
No Surrender Expense, 1 Year, Maximum [Dollars]	6,201
No Surrender Expense, 3 Years, Maximum [Dollars]	18,729
No Surrender Expense, 5 Years, Maximum [Dollars]	31,531
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,726
C000247502 [Member] | Accumulator Plus [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247502 [Member] | Accumulator Plus [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247502 [Member] | Accumulator Plus [Member] | Annual Ratchet To Age85 New York Only [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247502 [Member] | Accumulator Plus [Member] | Greater Of4 Roll Up To Age85 Or Annual Ratchet To Age85 [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 1.15	[15],[16],[33]
C000247502 [Member] | Accumulator Plus [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
C000247502 [Member] | Accumulator Plus [Member] | Guaranteed Withdrawal Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
C000247502 [Member] | Accumulator Plus [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
C000247502 [Member] | Accumulator Plus [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
C000247502 [Member] | Accumulator Plus [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
C000247502 [Member] | Accumulator Elite [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,129
Surrender Expense, 3 Years, Maximum [Dollars]	24,570
Surrender Expense, 5 Years, Maximum [Dollars]	31,256
Surrender Expense, 10 Years, Maximum [Dollars]	64,026
Annuitized Expense, 1 Year, Maximum [Dollars]	14,129
Annuitized Expense, 3 Years, Maximum [Dollars]	24,570
Annuitized Expense, 5 Years, Maximum [Dollars]	31,256
Annuitized Expense, 10 Years, Maximum [Dollars]	64,026
No Surrender Expense, 1 Year, Maximum [Dollars]	6,128
No Surrender Expense, 3 Years, Maximum [Dollars]	18,570
No Surrender Expense, 5 Years, Maximum [Dollars]	31,256
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,026
C000247502 [Member] | Accumulator Elite [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247502 [Member] | Accumulator Elite [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247502 [Member] | Accumulator Elite [Member] | Annual Ratchet To Age85 New York Only [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247502 [Member] | Accumulator Elite [Member] | Greater Of4 Roll Up To Age85 Or Annual Ratchet To Age85 [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 1.15	[15],[16],[33]
C000247502 [Member] | Accumulator Elite [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
C000247502 [Member] | Accumulator Elite [Member] | Guaranteed Withdrawal Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
C000247502 [Member] | Accumulator Elite [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
C000247502 [Member] | Accumulator Elite [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
C000247502 [Member] | Accumulator Elite [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
C000247502 [Member] | Accumulator Select [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,531
Surrender Expense, 3 Years, Maximum [Dollars]	19,070
Surrender Expense, 5 Years, Maximum [Dollars]	31,843
Surrender Expense, 10 Years, Maximum [Dollars]	64,780
Annuitized Expense, 1 Year, Maximum [Dollars]	6,531
Annuitized Expense, 3 Years, Maximum [Dollars]	19,070
Annuitized Expense, 5 Years, Maximum [Dollars]	31,843
Annuitized Expense, 10 Years, Maximum [Dollars]	64,780
No Surrender Expense, 1 Year, Maximum [Dollars]	6,181
No Surrender Expense, 3 Years, Maximum [Dollars]	18,720
No Surrender Expense, 5 Years, Maximum [Dollars]	31,493
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 64,430
C000247502 [Member] | Accumulator Select [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[15],[16]
C000247502 [Member] | Accumulator Select [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[15],[16]
C000247502 [Member] | Accumulator Select [Member] | Annual Ratchet To Age85 New York Only [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[15],[16]
C000247502 [Member] | Accumulator Select [Member] | Greater Of4 Roll Up To Age85 Or Annual Ratchet To Age85 [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 1.15	[15],[16],[33]
C000247502 [Member] | Accumulator Select [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[34],[35]
C000247502 [Member] | Accumulator Select [Member] | Guaranteed Withdrawal Benefit For Life Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[36],[37]
C000247502 [Member] | Accumulator Select [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[15],[35]
C000247502 [Member] | Accumulator Select [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[15],[35]
C000247502 [Member] | Accumulator Select [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[15],[35]
C000247503 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to
7
% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $
7,000
on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within
8
years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.10%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs
.

Lowest Annual Cost $1,994	Highest Annual Cost $4,895
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB and Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to
7
% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $
7,000
on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within
8
years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	1.10%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs
.

Lowest Annual Cost $1,994	Highest Annual Cost $4,895
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB and Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	1.10%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,994	Highest Annual Cost $4,895
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GMIB and Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,994
Highest Annual Cost [Dollars]	$ 4,895
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Credits under Accumulator
®
Plus
SM
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Variable Investment Option Separate Account” in “More information” in the Prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, expenses, and adjustments”, “Portfolios of the Trust”, “Guaranteed investment option” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” in the Prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will
pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$ 30 (1)	$ 30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit and

GWBL Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Greater of 6 1 ⁄ 2 % Roll-Up to age 85 or Annual Ratchet to age 85	0.95% (4)	0.95% (4)	0.95% (4)	0.95% (4)

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.80% (5)	0.80% (5)	0.80% (5)	0.80% (5)

Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85	0.65%	0.65%	0.65%	0.65%

GWBL Enhanced death benefit	0.30%	0.30%	0.30%	0.30%

Modified death benefit (“Modified DB”)	0.55% (6)(7)	0.55% (6)(7)	0.55% (6)(7)	0.55% (6)(7)

Principal guarantee benefit charge (as a percentage of the account value)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)

If you elect the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-up benefit base	1.10% (4)	1.10% (4)	1.10% (4)	1.10% (4)

If you elect the Guaranteed minimum income benefit that includes the 6% Roll-up benefit base	0.95% (5)	0.95% (5)	0.95% (5)	0.95% (5)

Earnings enhancement benefit charge (as a percentage of the account value)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base)

Single Life option	0.80% (8)	0.80% (8)	0.80% (8)	0.80% (8)

Joint Life option	0.95% (9)	0.95% (9)	0.95% (9)	0.95% (9)

New Guaranteed withdrawal benefit for life (New GWBL) charge (10) (as a percentage of the benefit base)

If you elect the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-up benefit base	1.10% (4)	1.10% (4)	1.10% (4)	1.10% (4)

If you elect the Guaranteed minimum income benefit that includes the 6% Roll-up benefit base	0.95% (5)	0.95% (5)	0.95% (5)	0.95% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.80%.

(5)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.65%.

(6)
The 0.55% charge is applicable of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base if you were previously paying 0.80% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.

(7)
No charge (if you previously had the Standard death benefit);, 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit and you were previously paying 0.65%).

(8)	We will increase this charge to 0.80% if you elect to reset this Roll-up benefit base. The current charge is 0.65%.

(9)	We will increase this charge to 0.95% if you elect to reset this Roll-up benefit base. The current charge is 0.80%.

(10)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026 The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,396	$22,581	$33,319	$60,357	$5,396	$16,581	$28,319	$60,357
Accumulator ® Plus SM	$13,798	$24,761	$36,241	$63,951	$5,798	$17,761	$30,241	$63,951
Accumulator ® Elite SM	$13,764	$23,639	$30,003	$63,287	$5,764	$17,639	$30,003	$63,287
Accumulator ® Select SM	$6,166	$18,139	$30,591	$64,046	$5,816	$17,789	$30,241	$63,696

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Deferred Sales Load, Footnotes [Text Block]
(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will
pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$ 30 (1)	$ 30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit and

GWBL Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Greater of 6 1 ⁄ 2 % Roll-Up to age 85 or Annual Ratchet to age 85	0.95% (4)	0.95% (4)	0.95% (4)	0.95% (4)

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.80% (5)	0.80% (5)	0.80% (5)	0.80% (5)

Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85	0.65%	0.65%	0.65%	0.65%

GWBL Enhanced death benefit	0.30%	0.30%	0.30%	0.30%

Modified death benefit (“Modified DB”)	0.55% (6)(7)	0.55% (6)(7)	0.55% (6)(7)	0.55% (6)(7)

Principal guarantee benefit charge (as a percentage of the account value)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)

If you elect the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-up benefit base	1.10% (4)	1.10% (4)	1.10% (4)	1.10% (4)

If you elect the Guaranteed minimum income benefit that includes the 6% Roll-up benefit base	0.95% (5)	0.95% (5)	0.95% (5)	0.95% (5)

Earnings enhancement benefit charge (as a percentage of the account value)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base)

Single Life option	0.80% (8)	0.80% (8)	0.80% (8)	0.80% (8)

Joint Life option	0.95% (9)	0.95% (9)	0.95% (9)	0.95% (9)

New Guaranteed withdrawal benefit for life (New GWBL) charge (10) (as a percentage of the benefit base)

If you elect the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-up benefit base	1.10% (4)	1.10% (4)	1.10% (4)	1.10% (4)

If you elect the Guaranteed minimum income benefit that includes the 6% Roll-up benefit base	0.95% (5)	0.95% (5)	0.95% (5)	0.95% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.80%.

(5)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.65%.

(6)
The 0.55% charge is applicable of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base if you were previously paying 0.80% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.

(7)
No charge (if you previously had the Standard death benefit);, 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit and you were previously paying 0.65%).

(8)	We will increase this charge to 0.80% if you elect to reset this Roll-up benefit base. The current charge is 0.65%.

(9)	We will increase this charge to 0.95% if you elect to reset this Roll-up benefit base. The current charge is 0.80%.

(10)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life”.

Administrative Expense, Footnotes [Text Block]
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.80%.

(5)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.65%.

(6)
The 0.55% charge is applicable of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base if you were previously paying 0.80% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.

(7)
No charge (if you previously had the Standard death benefit);, 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit and you were previously paying 0.65%).

(8)	We will increase this charge to 0.80% if you elect to reset this Roll-up benefit base. The current charge is 0.65%.

(9)	We will increase this charge to 0.95% if you elect to reset this Roll-up benefit base. The current charge is 0.80%.

(10)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life”.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[38]
Portfolio Company Expenses Maximum [Percent]	1.41%	[38]
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,396	$22,581	$33,319	$60,357	$5,396	$16,581	$28,319	$60,357
Accumulator ® Plus SM	$13,798	$24,761	$36,241	$63,951	$5,798	$17,761	$30,241	$63,951
Accumulator ® Elite SM	$13,764	$23,639	$30,003	$63,287	$5,764	$17,639	$30,003	$63,287
Accumulator ® Select SM	$6,166	$18,139	$30,591	$64,046	$5,816	$17,789	$30,241	$63,696

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,396	$22,581	$33,319	$60,357	$5,396	$16,581	$28,319	$60,357
Accumulator ® Plus SM	$13,798	$24,761	$36,241	$63,951	$5,798	$17,761	$30,241	$63,951
Accumulator ® Elite SM	$13,764	$23,639	$30,003	$63,287	$5,764	$17,639	$30,003	$63,287
Accumulator ® Select SM	$6,166	$18,139	$30,591	$64,046	$5,816	$17,789	$30,241	$63,696

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$12,396	$22,581	$33,319	$60,357	$5,396	$16,581	$28,319	$60,357
Accumulator ® Plus SM	$13,798	$24,761	$36,241	$63,951	$5,798	$17,761	$30,241	$63,951
Accumulator ® Elite SM	$13,764	$23,639	$30,003	$63,287	$5,764	$17,639	$30,003	$63,287
Accumulator ® Select SM	$6,166	$18,139	$30,591	$64,046	$5,816	$17,789	$30,241	$63,696

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this

Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit and GWBL Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6 1 ⁄ 2 % Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.95% (2)	0.80% (2)	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.80% (2)	0.65% (2)	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 3% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.65% (2)
• Available only at contract purchase
• Age restrictions apply
• Not available for QP, Flexible Premium IRA and Inherited IRA contracts
• Available with the GMIB
• Withdrawals could significantly reduce or terminate benefit

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

GWBL Enhanced death benefit	Guarantees the beneficiaries will receive at least adjusted contributions plus the applicable increases.	Optional	0.30% (1)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.55% (2)	0.0%- 0.55% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

Guaranteed minimum income benefit 6 1/2% Roll-up	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.10% (2)	0.80% (2)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit
Guaranteed minimum income benefit 6% Roll-up		Optional	0.95% (2)	0.65% (2)	• Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (1)		• Available only at contract purchase • Restricted to owners of certain ages

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Guaranteed withdrawal benefit for life single	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.80% (2)	0.65% (2)	• Only available at contract purchase • Not available with GWBL, Earnings enhancement or the Principal guarantee benefits • Excess withdrawals could significantly reduce or terminate benefit
Guaranteed withdrawal benefit for life joint		Optional	0.95% (2)	0.80% (2)	• Subject to restrictions on investment options

New Guaranteed withdrawal benefit for life	Guaranteed that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.	Optional	The New GWBL percentage charge is the same percentage charge you previously paid for the GMIB.		• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your ‘‘benefit base’’) are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also ‘‘Guaranteed minimum income benefit’’ and ‘‘Guaranteed minimum death benefit’’.

Standard death benefit
.
Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

6
1
⁄
2
% (or 6%, if applicable)
Roll-Up
to age 85 (used for the Greater of 6
1
⁄
2
%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).
Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ and the section entitled ‘‘Charges, expenses, and adjustments’’. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

The effective annual
roll-up
rate credited to this benefit base is:

•	6 1 ⁄ 2% (or 6%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator
®
and Accumulator
®
Elite
SM
contracts only); the effective annual rate may be 4% in some states. Please see Appendix “State contract availability and/or variations of certain features and benefits” to see what applies in your state; and

•
3% with respect to the EQ/Money Market variable investment option, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 6% (or greater) roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options”.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the 6½ % (or 6%, if applicable) Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Please see ‘‘Our administrative procedures for calculating your
Roll-Up
benefit base following a transfer’’ for more information about how we calculate your
Roll-Up
benefit base when you transfer account values between investment options with a higher
Roll-Up
rate
(4-6.5%)
and investment options with a lower
Roll-Up
rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6
1
⁄
2
%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 3%
Roll-Up
to age 85 or Annual
Ratchet to age 85 enhanced
death benefit AND for the Guaranteed minimum income benefit).
If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•	your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•	your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Greater of 6
1
⁄
2
% (or 6% if applicable)
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit.
Your benefit base is equal to the greater of the benefit base computed for the 6
1
⁄
2
% (or 6%, if applicable)
Roll-Up
to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see ‘‘ Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

3%
Roll-Up
to age 85 (used for the Greater of 3%
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit).
Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’ and the section entitled ‘‘Charges, expenses, and adjustments’’. The amount of any withdrawal charge is described under ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

The effective annual
roll-up
rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. However, even after the 3% Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

Greater of 3%
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit.
Your benefit base is equal to the greater of the benefit base computed for the 3%
Roll-Up
to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

Guaranteed minimum income benefit and the
Roll-Up
benefit base reset.
You will be eligible to reset your Guaranteed minimum income benefit
Roll-Up
benefit base on each contract date anniversary until the contract date anniversary following age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6% if applicable)
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its
Roll-Up
benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’. The reset amount would equal the account value as of the contract date anniversary on which you reset your
Roll-Up
benefit base. The
Roll-Up
continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of the 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the ‘‘Greater of enhanced death benefit’’), you will be eligible to reset the
Roll-Up
benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elect both options, they are not available with different
Roll-Up
benefit bases: each option must include either the 6
1
⁄
2
%
Roll-Up
or 6%
Roll-Up
benefit base.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the
Roll-Up
benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods:
one-time
reset option, automatic annual reset program or automatic customized reset program.

one-time
reset option
— resets your
Roll-Up
benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your
Roll-Up
benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your
Roll-Up
benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your
Roll-Up
benefit base is received at our processing office more than 30 days after your contract date anniversary, your
Roll-Up
benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time
reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your
Roll-Up
benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time
reset request will be terminated;

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your
Roll-Up
benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time
reset request will be terminated.

Once your
one-time
reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’. Each time you reset the
Roll-Up
benefit base, your
Roll-Up
benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75.

If you elect to reset your
Roll-Up
benefit base on any contract date anniversary on or after April 1, 2013, we will increase the charge for the Guaranteed minimum income benefit and the Greater of 6
1
⁄
2
% (or 6%, if applicable)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit to the maximum charge permitted under the contract. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both ‘‘Guaranteed minimum death benefit charge’’ and ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Charges, expenses, and adjustments’’ for more information.

It is important to note that once you have reset your
Roll-Up
benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See ‘‘Exercise rules’’ under ‘‘Guaranteed minimum income benefit’’ for more information. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your
Roll-Up
benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges, expenses, and adjustments’’.

If you are a traditional IRA, TSA or QP contract owner, before you reset your
Roll-Up
benefit base, please consider the effect of the
10-year
exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the
10-year
waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6
1
⁄
2
% (or 6%) of the reset benefit base, the withdrawal would cause a pro rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6
1
⁄
2
% (or 6%) threshold. See ‘‘Lifetime required minimum distribution withdrawals’’ and ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’ as well as Appendix ‘‘Tax-sheltered annuity contracts (TSAs)’’.

If you elect both a ‘‘Greater of’’ enhanced death benefit and the Guaranteed minimum income benefit, the
Roll-Up
benefit bases for both are reset simultaneously when you request a
Roll-Up
benefit base reset. You cannot elect a
Roll-Up
benefit base reset for one benefit and not the other.

Death Benefits

Guaranteed minimum death benefit

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see ‘‘Guaranteed withdrawal benefit for life (‘‘GWBL’’)’’.

Your contract provides a standard death benefit. There is no additional charge for this benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator
®
Series contract). For Accumulator
®
, Accumulator
®
Elite
SM
and Accumulator
®
Select
SM
contract owners, the standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 81 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator
®
Series contract), whichever provides the higher amount. See “Benefits available under the contract” for more information.

Any of the enhanced death benefits (other than the Greater of 3%
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. There is no additional charge for the standard death benefit. See “Guaranteed minimum death benefit charge” in “Charges, expenses, and adjustments” for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator
®
Plus
SM
contracts, if the owner (or older joint owner, if applicable) dies during the one-year
period
following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year
period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year
period following a contribution.

Subject to state availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue for Inherited IRA contracts; and 20 through 75 at issue of QP contracts (20 through 70 at issue for Accumulator
®
Plus
SM
QP contracts.

•	Annual Ratchet to age 85 (the current charge for this benefit is 0.25%)

•	The Greater of 6 1 ⁄ 2 % Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.80%)

•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.65%)

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

•	The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.65%)

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

The Greater of 3%
Roll-Up
to age 85 or Annual Ratchet to age 85 is not available for QP, Flexible Premium IRA, and Inherited IRA contracts.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base.’’ Once you have made your enhanced death benefit election, you may not change it.

As discussed earlier in this Prospectus, you can elect a ‘‘Greater of’’ enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:

•	the Greater of 6 1 ⁄ 2 % Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-Up benefit base, or
•	the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you purchase a ‘‘Greater of’’ enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your
Roll-Up
benefit base on each contract date anniversary until the contract date anniversary following age 75. If you purchase a ‘‘Greater of’’ enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See ‘‘Guaranteed minimum income benefit and the
Roll-Up
benefit base reset’’.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See ‘‘Owner and annuitant requirements’’.

See Appendix “Enhanced death benefit example” for an example of how we calculate an enhanced death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” for more information.

Earnings enhancement benefit

Subject to state and contract availability (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The current charge for this benefit is 0.35%. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of ‘‘Tax information’’ for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value”.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) ‘‘Net contributions’’ are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. ‘‘Net contributions’’ are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator
®
Plus
SM
contracts, credit amounts are not included in ‘‘net contributions’’); and (ii) ‘‘Death benefit’’ is equal to the greater
of the account value as of the date we receive satisfactory proof of death
or
any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator
®
Plus
SM
contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year
period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year
period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix “Earnings enhancement benefit example”.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See ‘‘Spousal continuation’’ in “Benefits available under the contract” for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” to see if this feature is available in your state.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Earnings enhancement benefit. If you accepted such an offer, your Earnings enhancement benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Earnings enhancement benefit is still in effect. See “Guaranteed benefit offers” for more information.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.
Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Accumulator
®
Plus
SM
contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. For Roll-over TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural
owner.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner. No death benefit will be payable upon or after the contract’s Annuity maturity date, which is generally the contract date anniversary following your 95th birthday.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (‘‘BCO’’). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the ‘‘Spousal continuation’’ feature or under our Beneficiary continuation option. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under ‘‘Non-spousal joint owner contract continuation.’’

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
‘‘5-year
rule’’). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the
5-year
rule and a PGB was in effect upon the owner’s death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural
person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contract owners.
•	The applicable Guaranteed minimum death benefit option may continue as follows:

—
If you elected either the Annual Ratchet to age 85 or the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If you elected the Greater of 3%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse’s 85th birthday. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse’s 85th birthday. The charge for the enhanced death benefit will continue to apply, even after the enhanced death benefit no longer rolls up or is no longer eligible for resets.

—
If the Guaranteed minimum death benefit continues, the
Roll-Up
benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

—
If you elected either the Annual Ratchet to age 85 or the Greater of the 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the enhanced death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the enhanced death benefit will be set to equal the amount of the enhanced death benefit base on the date of your death. If your account value is higher than the enhanced death benefit base on the date of your death, the enhanced death benefit base will not be increased
to equal your account value.

∎	The enhanced death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the enhanced death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
If you elected the Greater of the 3%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the enhanced death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the enhanced death benefit will be set to equal the amount of the enhanced death benefit base on the date of your death. If your account value is higher than the enhanced death benefit base on the date of your death, the enhanced death benefit base will not be increased
to equal your account value.

∎	The enhanced death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the enhanced death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will
be increased
to equal the Guaranteed minimum death benefit base.

—
For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse’s death.

•	The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

•	The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See ‘‘Guaranteed minimum income benefit’’ in “Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

•	If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

•	If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator ® Select SM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the account value will first be reduced by any credits applied in the one-year
period prior to the owner’s death.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•
For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, ‘‘beneficiary’’ refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as ‘‘scheduled payments.’’ The beneficiary may choose the
‘‘5-year
rule’’ instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.
•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	If the beneficiary chooses the
‘‘5-year
rule,’’ withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator ® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the ‘‘Withdrawal charges’’ in ‘‘Charges, expenses, and adjustments’’. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

Subject to state availability (see Appendix “State contract availability and/or variations of certain features and benefits”), you may elect one of the following:

•	The Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-Up benefit base. The current charge for this benefit is 0.80%.

•	The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base. The current charge for this benefit is 0.65%.

Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 75. See ‘‘Guaranteed minimum income benefit and the
Roll-Up
benefit base reset’’.

If you elect the Guaranteed minimum income benefit with a ‘‘Greater of’’ death benefit, you can choose between one of the following two combinations:

•	the Greater of the 6 1 ⁄ 2 % Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6 1 ⁄ 2 % Roll-Up benefit base, or

•	the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6
1
⁄
2
% (or 6%, if applicable)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’.
If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit which is described under ‘‘Guaranteed minimum income benefit charge’’ in ‘‘Charges, expenses, and adjustments’’. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a ‘‘Greater of’’ enhanced death benefit, the
Roll-Up
rate you elect must be the same for both features.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator
®
and Accumulator
®
Elite
SM
contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See ‘‘Owner and annuitant requirements’’. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information,’’ for more information. This benefit provides a minimum guarantee that may never come into effect.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner’s age, as follows:

Level payments
Owner’s age at exercise	Period certain years
80 and younger	10
81	9
82	8
83	7
84	6
85	5

We may also make other forms of payout options available. For a description of payout options, see ‘‘Your annuity payout options’’ in ‘‘Accessing your money’’.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator
®
Series contract), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or the guaranteed annuity purchase factors stated in your contract. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see ‘‘Exercise of Guaranteed minimum income benefit’’.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.
Guaranteed minimum income benefit ‘‘no lapse guarantee’’.
In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6
1
⁄
2
% (or 6%, if applicable) of the
Roll-Up
benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•	You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals during any contract year exceed 6
1
⁄
2
% (or 6%, if applicable) of the
Roll-Up
benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6
1
⁄
2
% (or 6%, applicable) of your
Roll-Up
benefit base at the beginning of the contract year.

In Q4 2023 the Company restored the no lapse guarantee for contracts that remained in force but for which the no lapse guarantee had terminated. Upon the restoration date, the Company also discontinued terminating the no lapse guarantee. Please note that if your contract terminated before the reinstatement of the no lapse guarantee, the benefit and your contract was not reinstated.

Illustrations of Guaranteed minimum income benefit.
 Assuming the 6%
Roll-Up
to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market variable investment option, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life
10	$10,065

15	$15,266

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value”.

You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Also, upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.
Eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age as follows:

•	If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.
•	If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

•	To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—
Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)
if you were age 75 when the contract was issued or the
Roll-Up
benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)
for Accumulator
®
Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator
®
Series QP contract into an Accumulator
®
Series Rollover IRA. This process must be completed within the
30-day
time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)
Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money’’;

(v)
for Accumulator
®
Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-
over of the TSA contract to an Accumulator
®
Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA.

This process must be completed within the 30-day time- frame following the contract date anniversary in order for you to be eligible to exercise;

(vi)
if you reset the
Roll-Up
benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the waiting period;

(vii)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(viii)
if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner’s age;

(ix)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(x)
if the contract is owned by a trust or other
non-natural
person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under “Benefits available under the contract” for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges, expenses, and adjustments’’.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix “New Guaranteed withdrawal Benefit for Life” for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed withdrawal benefit for life (‘‘GWBL’’)

For an additional charge, the Guaranteed withdrawal benefit for life (‘‘GWBL’’) guarantees that you can take withdrawals up to a maximum amount per year (your ‘‘Guaranteed annual withdrawal amount’’). The current charge for this benefit is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See ‘‘Accessing your money’’. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) and the permitted variable investment options. Our general dollar cost averaging program is not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See ‘‘What are your investment options under the contract?’’.

You may buy this benefit on a single life (‘‘Single life’’) or a joint life (‘‘Joint life’’) basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner’s spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a
non-natural
owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.

Joint life QP and TSA contracts are not permitted in connection with the benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See ‘‘Owner and annuitant requirements’’.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see ‘‘Guaranteed withdrawal benefit for life benefit charge’’ in ‘‘Charges, expenses, and adjustments’’ for a description of the charge.

You should not purchase this benefit if:

•	You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see ‘‘Effect of Excess withdrawals’’);

•	You are not interested in taking withdrawals prior to the contract’s maturity date;

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

•	You plan to use it for withdrawals prior to age 59
1
⁄
2
, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions (‘‘RMDs’’) without losing the value of the GWBL benefit, provided you comply with the conditions described under ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money’’, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GWBL benefit base

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL benefit base increases by any subsequent contributions.

•	Your GWBL benefit base may be increased on each contract date anniversary, as described under ‘‘Annual Ratchet’’ and ‘‘7% deferral bonus.’’

•	Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this section.

•	Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (‘‘Excess withdrawal’’). See ‘‘Effect of Excess withdrawals’’.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage (‘‘Applicable percentage’’) is based on the owner’s age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described in this section under ‘‘Annual ratchet,’’ on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

Age	Applicable percentage
45-59	4.0%
60-75	5.0%
76-85	6.0%
86 and older	7.0%

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described under ‘‘Effect of Excess withdrawals’’ and ‘‘Subsequent contributions.’’ The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator
®
Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’.

Effect of Excess withdrawals

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that with-

drawal and peach subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•	The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser
of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’.

Withdrawal charges, if applicable under your Accumulator
®
Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See ‘‘Effect of your account value falling to zero’’.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money’’. Loans are not available under Rollover TSA contracts if GWBL is elected.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see ‘‘Guaranteed withdrawal benefit for life benefit charge’’ in ‘‘Charges, expenses, and adjustments’’.

7% deferral bonus

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

•	You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

•	You are eligible to receive the 7% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year
period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year
period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

Maturity date.
The last deferral bonus will be applicable on the contract’s maturity date. (See ‘‘Annuity maturity date’’ under ‘‘Accessing your money’’.)

200% Initial GWBL Benefit base guarantee

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner’s (or younger joint life’s) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus
100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this onetime increase.
Subsequent contributions

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Any time you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL Guaranteed minimum death benefit

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages
45-85
(issue ages
45-80
for Accumulator
®
Plus
SM
contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages
45-75.
The current charge for this benefit is 0.30%. Please see Appendix “State contract availability and/or variations of certain features and benefits” to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL Enhanced death benefit base increases by any subsequent contribution;

•	Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by any 7% deferral bonus, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by the onetime 200% Initial GWBL Benefit base guarantee, if applicable; and

•	Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner’s death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see ‘‘Withdrawal charge’’ in ‘‘Charges, expenses, and adjustments’’.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•	Your Accumulator
®
Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator
®
Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural,
the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator
®
Series contract.

•	No subsequent contributions will be permitted.

•	If you were taking withdrawals through the ‘‘Maximum payment plan,’’ we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the ‘‘Customized payment plan’’ or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

•	Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar
basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.
Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•
Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator
®
Series contract, as described in ‘‘Charges, expenses, and adjustments’’. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See ‘‘Effect of Excess withdrawals’’ and ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1 ⁄ 2 . See ‘‘Tax information’’.

•	All withdrawals reduce your account value and Guaranteed minimum death benefit. See ‘‘How withdrawals are taken from your account value’’ and ‘‘How withdrawals affect your Guaranteed minimum death benefit’’ in ‘‘Accessing your money’’.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•	If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•	If you transfer ownership of the contract, you terminate the GWBL benefit. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•	For IRA, QP and TSA contracts, if you have to take a required minimum distribution (‘‘RMD’’) and it is your first withdrawal under the contract, the RMD will be considered your ‘‘first withdrawal’’ for the purposes of establishing your GWBL Applicable percentage.

•
If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your
ex-spouse
will reduce the benefit base(s) as described in ‘‘How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit’’, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Benefits available under the contract” under “Spousal continuation”.

Principal guarantee benefits

We offer two
10-year
Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit (the current charge for this benefit is 0.50%) and the 125% Principal guarantee benefit (the current charge for this benefit is 0.75%). You may only elect one Principal guarantee benefit (‘‘PGB’’).

100% Principal guarantee benefit.
The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator
®
Plus
SM
contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts) and the permitted variable investment options. See ‘‘What are your investment options under the contract?’’.

125% Principal guarantee benefit.
The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator
®
Plus
SM
contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts) or the account for special money market dollar cost averaging (for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts), the variable investment options as noted in Appendix “Investment options available under the contract”.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you’ve exercised a reset as explained below) (‘‘benefit maturity date’’), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner’s 85th birthday (an owner’s 80th birthday under Accumulator
®
Plus
SM
contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See ‘‘Owner and annuitant requirements’’.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See ‘‘Tax information’’. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More information’’ for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See ‘‘Non-spousal joint owner contract continuation’’ in “Benefits available under the contract”. The PGB will terminate upon the exercise of the beneficiary continuation option. See “Benefits available under the contract” for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see ‘‘Charges, expenses, and adjustments’’). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix “New Guaranteed withdrawal Benefit for Life” for more information about the New GWBL and the Modified Death Benefit.
Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)
If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)
If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix “Guaranteed benefit lump sum payout option hypothetical illustrations”.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully.
If you elect the Guaranteed Benefit Lump Sum Payment
option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL.
When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•	If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect;

•	Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix “Guaranteed benefit lump sum payout option hypothetical illustrations”; and

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

Special dollar cost averaging program
. The special dollar cost averaging program is only available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as ‘‘enhanced rate dollar cost averaging.’’

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator
®
Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator
®
Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Special money market dollar cost averaging program.
The special money market dollar cost averaging program is only available to Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or
12-month
program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator
®
Series contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

General dollar cost averaging program.
If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you have elected a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit, general dollar cost averaging is not available.

Investment simplifier

Fixed-dollar option
. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator
®
and Accumulator
®
Elite
SM
contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under ‘‘Transferring your account value’’ in ‘‘Transferring your money among investment options’’ later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6
1
⁄
2
% (or 6%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the EQ/Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contract owners, the special money market dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See ‘‘Transferring your money among investment options’’. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see ‘‘Guaranteed minimum death benefit and Guaranteed minimum income benefit base’’.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix ”State contract availability and/or variations of certain features and benefits” for more information on state availability. You may only participate in one dollar cost averaging program at a time.
Rebalancing your account value

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Equitable Client portal. See ‘‘How to reach us’’ in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in ‘‘Transferring your account value’’. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contract owners, special money market dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit and GWBL Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6 1 ⁄ 2 % Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.95% (2)	0.80% (2)	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.80% (2)	0.65% (2)	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 3% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.65% (2)
• Available only at contract purchase
• Age restrictions apply
• Not available for QP, Flexible Premium IRA and Inherited IRA contracts
• Available with the GMIB
• Withdrawals could significantly reduce or terminate benefit

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

GWBL Enhanced death benefit	Guarantees the beneficiaries will receive at least adjusted contributions plus the applicable increases.	Optional	0.30% (1)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.55% (2)	0.0%- 0.55% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

Guaranteed minimum income benefit 6 1/2% Roll-up	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	1.10% (2)	0.80% (2)	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit
Guaranteed minimum income benefit 6% Roll-up		Optional	0.95% (2)	0.65% (2)	• Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (1)		• Available only at contract purchase • Restricted to owners of certain ages

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Guaranteed withdrawal benefit for life single	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.80% (2)	0.65% (2)	• Only available at contract purchase • Not available with GWBL, Earnings enhancement or the Principal guarantee benefits • Excess withdrawals could significantly reduce or terminate benefit
Guaranteed withdrawal benefit for life joint		Optional	0.95% (2)	0.80% (2)	• Subject to restrictions on investment options

New Guaranteed withdrawal benefit for life	Guaranteed that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.	Optional	The New GWBL percentage charge is the same percentage charge you previously paid for the GMIB.		• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.80%.

(5)
We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.65%.

(6)
The 0.55% charge is applicable of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base if you were previously paying 0.80% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.

(7)
No charge (if you previously had the Standard death benefit);, 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit and you were previously paying 0.65%).

(8)	We will increase this charge to 0.80% if you elect to reset this Roll-up benefit base. The current charge is 0.65%.

(9)	We will increase this charge to 0.95% if you elect to reset this Roll-up benefit base. The current charge is 0.80%.

(10)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life”.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146640. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%	13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%	14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%	9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%	23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146640. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%	13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%	14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%	9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%	23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Benefits Available for Portfolio Companies [Table Text Block]

100% PRINCIPAL GUARANTEED BENEFIT, GUARANTEED WITHDRAWAL BENEFIT FOR LIFE OR THE GUARANTEED MINIMUM INCOME BENEFIT WITHOUT THE GREATER OF 6½% (OR 6%) ROLL-UP TO AGE 85 ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT investment options:

EQ/AB Short Duration Government Bond	EQ/Conservative-Plus Allocation
EQ/Aggressive Allocation	EQ/Equity 500 Index
EQ/Aggressive Growth Strategy	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation

125% PRINCIPAL GUARANTEE BENEFIT investment options:

EQ/AB Short Duration Government Bond	EQ/Moderate Allocation
EQ/Equity 500 Index

C000247503 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247503 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247503 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

Principal Risk [Text Block]
Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000247503 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247503 [Member] | Possible Fees On Access To Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247503 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this

Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247503 [Member] | Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247503 [Member] | Accumulator PlusSM Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247503 [Member] | Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

C000247503 [Member] | Contract changes risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247503 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247503 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247503 [Member] | Risk Associated With Taking an Early Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

C000247503 [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247503 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247503 [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247503 [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247503 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247503 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247503 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247503 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247503 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247503 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000247503 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247503 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247503 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247503 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247503 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247503 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247503 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247503 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247503 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247503 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247503 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247503 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247503 [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247503 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247503 [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247503 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247503 [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247503 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247503 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000247503 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247503 [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.09%
C000247503 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000247503 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247503 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000247503 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000247503 [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000247503 [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000247503 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit and GWBL Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Standard Death Benefit and GWBL Standard Death Benefit
C000247503 [Member] | Dollar Cost Averaging special DCA general DCA and Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247503 [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 85
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Hundred Percent Principal Guarantee Benefit [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
C000247503 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247503 [Member] | Earnings Enhancements [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Name of Benefit [Text Block]	Earnings enhancement
Purpose of Benefit [Text Block]	Provides an additional death benefit when your GMIB converts to the GWLB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages
Name of Benefit [Text Block]	Earnings enhancement
C000247503 [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
C000247503 [Member] | Greater of 6 and half Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Greater of 6 1 ⁄ 2 % Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Greater of 6 1 ⁄ 2 % Roll-up to age 85 or Annual Ratchet to age 85
C000247503 [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
C000247503 [Member] | Greater of 3 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Greater of 3% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]
• Available only at contract purchase
• Age restrictions apply
• Not available for QP, Flexible Premium IRA and Inherited IRA contracts
• Available with the GMIB
• Withdrawals could significantly reduce or terminate benefit

Name of Benefit [Text Block]	Greater of 3% Roll-up to age 85 or Annual Ratchet to age 85
C000247503 [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	GWBL Enhanced death benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least adjusted contributions plus the applicable increases.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	GWBL Enhanced death benefit
C000247503 [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Modified death benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce benefit
Name of Benefit [Text Block]	Modified death benefit
C000247503 [Member] | Guaranteed minimum income benefit charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Guaranteed minimum income benefit 6 1/2% Roll-up
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Guaranteed minimum income benefit 6 1/2% Roll-up
C000247503 [Member] | Guaranteed minimum income benefit charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Guaranteed minimum income benefit 6% Roll-up
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Subject to restrictions on investment options
Name of Benefit [Text Block]	Guaranteed minimum income benefit 6% Roll-up
C000247503 [Member] | New Guaranteed Withdrawal Benefit For Life [Member]
Prospectus:
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
Purpose of Benefit [Text Block]	Guaranteed that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
C000247503 [Member] | Rebalancings [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA
Name of Benefit [Text Block]	Rebalancing
C000247503 [Member] | Dollar Cost Averaging Special D C A General D C A And Investment Simplifer [Member]
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
C000247503 [Member] | Guaranteed withdrawal benefit for life single [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life single
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Only available at contract purchase • Not available with GWBL, Earnings enhancement or the Principal guarantee benefits • Excess withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life single
C000247503 [Member] | Guaranteed withdrawal benefit for life joint [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life joint
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	• Subject to restrictions on investment options
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life joint
C000247503 [Member] | Accumulator [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,396
Surrender Expense, 3 Years, Maximum [Dollars]	22,581
Surrender Expense, 5 Years, Maximum [Dollars]	33,319
Surrender Expense, 10 Years, Maximum [Dollars]	60,357
Annuitized Expense, 1 Year, Maximum [Dollars]	12,396
Annuitized Expense, 3 Years, Maximum [Dollars]	22,581
Annuitized Expense, 5 Years, Maximum [Dollars]	33,319
Annuitized Expense, 10 Years, Maximum [Dollars]	60,357
No Surrender Expense, 1 Year, Maximum [Dollars]	5,396
No Surrender Expense, 3 Years, Maximum [Dollars]	16,581
No Surrender Expense, 5 Years, Maximum [Dollars]	28,319
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 60,357
C000247503 [Member] | Accumulator [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247503 [Member] | Accumulator [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247503 [Member] | Accumulator [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247503 [Member] | Accumulator [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247503 [Member] | Accumulator [Member] | Greater of 6 and half Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
C000247503 [Member] | Accumulator [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
C000247503 [Member] | Accumulator [Member] | Greater of 3 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
C000247503 [Member] | Accumulator [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247503 [Member] | Accumulator [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
C000247503 [Member] | Accumulator [Member] | Guaranteed minimum income benefit charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
C000247503 [Member] | Accumulator [Member] | Guaranteed minimum income benefit charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
C000247503 [Member] | Accumulator [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
C000247503 [Member] | Accumulator [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
C000247503 [Member] | Accumulator [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
C000247503 [Member] | Accumulator [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
C000247503 [Member] | Accumulator [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
C000247503 [Member] | Accumulator Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,798
Surrender Expense, 3 Years, Maximum [Dollars]	24,761
Surrender Expense, 5 Years, Maximum [Dollars]	36,241
Surrender Expense, 10 Years, Maximum [Dollars]	63,951
Annuitized Expense, 1 Year, Maximum [Dollars]	13,798
Annuitized Expense, 3 Years, Maximum [Dollars]	24,761
Annuitized Expense, 5 Years, Maximum [Dollars]	36,241
Annuitized Expense, 10 Years, Maximum [Dollars]	63,951
No Surrender Expense, 1 Year, Maximum [Dollars]	5,798
No Surrender Expense, 3 Years, Maximum [Dollars]	17,761
No Surrender Expense, 5 Years, Maximum [Dollars]	30,241
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,951
C000247503 [Member] | Accumulator Plus [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247503 [Member] | Accumulator Plus [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247503 [Member] | Accumulator Plus [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247503 [Member] | Accumulator Plus [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247503 [Member] | Accumulator Plus [Member] | Greater of 6 and half Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
C000247503 [Member] | Accumulator Plus [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
C000247503 [Member] | Accumulator Plus [Member] | Greater of 3 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
C000247503 [Member] | Accumulator Plus [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247503 [Member] | Accumulator Plus [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
C000247503 [Member] | Accumulator Plus [Member] | Guaranteed minimum income benefit charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
C000247503 [Member] | Accumulator Plus [Member] | Guaranteed minimum income benefit charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
C000247503 [Member] | Accumulator Plus [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
C000247503 [Member] | Accumulator Plus [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
C000247503 [Member] | Accumulator Plus [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
C000247503 [Member] | Accumulator Plus [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
C000247503 [Member] | Accumulator Plus [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
C000247503 [Member] | Accumulator Elite [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,764
Surrender Expense, 3 Years, Maximum [Dollars]	23,639
Surrender Expense, 5 Years, Maximum [Dollars]	30,003
Surrender Expense, 10 Years, Maximum [Dollars]	63,287
Annuitized Expense, 1 Year, Maximum [Dollars]	13,764
Annuitized Expense, 3 Years, Maximum [Dollars]	23,639
Annuitized Expense, 5 Years, Maximum [Dollars]	30,003
Annuitized Expense, 10 Years, Maximum [Dollars]	63,287
No Surrender Expense, 1 Year, Maximum [Dollars]	5,764
No Surrender Expense, 3 Years, Maximum [Dollars]	17,639
No Surrender Expense, 5 Years, Maximum [Dollars]	30,003
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,287
C000247503 [Member] | Accumulator Elite [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247503 [Member] | Accumulator Elite [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247503 [Member] | Accumulator Elite [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247503 [Member] | Accumulator Elite [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247503 [Member] | Accumulator Elite [Member] | Greater of 6 and half Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
C000247503 [Member] | Accumulator Elite [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
C000247503 [Member] | Accumulator Elite [Member] | Greater of 3 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
C000247503 [Member] | Accumulator Elite [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247503 [Member] | Accumulator Elite [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
C000247503 [Member] | Accumulator Elite [Member] | Guaranteed minimum income benefit charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
C000247503 [Member] | Accumulator Elite [Member] | Guaranteed minimum income benefit charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
C000247503 [Member] | Accumulator Elite [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
C000247503 [Member] | Accumulator Elite [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
C000247503 [Member] | Accumulator Elite [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
C000247503 [Member] | Accumulator Elite [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
C000247503 [Member] | Accumulator Elite [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
C000247503 [Member] | Accumulator Select [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[32]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,166
Surrender Expense, 3 Years, Maximum [Dollars]	18,139
Surrender Expense, 5 Years, Maximum [Dollars]	30,591
Surrender Expense, 10 Years, Maximum [Dollars]	64,046
Annuitized Expense, 1 Year, Maximum [Dollars]	6,166
Annuitized Expense, 3 Years, Maximum [Dollars]	18,139
Annuitized Expense, 5 Years, Maximum [Dollars]	30,591
Annuitized Expense, 10 Years, Maximum [Dollars]	64,046
No Surrender Expense, 1 Year, Maximum [Dollars]	5,816
No Surrender Expense, 3 Years, Maximum [Dollars]	17,789
No Surrender Expense, 5 Years, Maximum [Dollars]	30,241
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,696
C000247503 [Member] | Accumulator Select [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247503 [Member] | Accumulator Select [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247503 [Member] | Accumulator Select [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247503 [Member] | Accumulator Select [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247503 [Member] | Accumulator Select [Member] | Greater of 6 and half Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[41]
C000247503 [Member] | Accumulator Select [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[40],[42]
C000247503 [Member] | Accumulator Select [Member] | Greater of 3 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40]
C000247503 [Member] | Accumulator Select [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247503 [Member] | Accumulator Select [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%	[39],[40],[43],[44]
C000247503 [Member] | Accumulator Select [Member] | Guaranteed minimum income benefit charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[40],[41]
C000247503 [Member] | Accumulator Select [Member] | Guaranteed minimum income benefit charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[40],[42]
C000247503 [Member] | Accumulator Select [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39],[40]
C000247503 [Member] | Accumulator Select [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[39],[45]
C000247503 [Member] | Accumulator Select [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[46]
C000247503 [Member] | Accumulator Select [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 and half [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%	[39],[41],[47]
C000247503 [Member] | Accumulator Select [Member] | New Guaranteed withdrawal benefit for life New GWBL charge 6 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[39],[42],[47]
C000247504 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 8 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
— No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	0.90%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will
pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,994	Highest Annual Cost $4,159
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GWBL and Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 8 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
— If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
— No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	0.90%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will
pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,994	Highest Annual Cost $4,159
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GWBL and Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.90%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will
pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,994	Highest Annual Cost $4,159
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (GWBL and Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,994
Highest Annual Cost [Dollars]	$ 4,159
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Florida. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Credits under Accumulator
®
Plus
SM
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Variable Investment Option Separate Account” in “More information” in the Prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, expenses, and adjustments”, “Portfolios of the Trust”, “Guaranteed investment option” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” in the Prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit and GWBL Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.65% (4)	0.65% (4)	0.65% (4)	0.65% (4)

GWBL Enhanced death benefit	0.30%	0.30%	0.30%	0.30%

Modified death benefit (“Modified DB”)	0.40% (5)(6)	0.40% (5)(6)	0.40% (5)(6)	0.40% (5)(6)

Principal guarantee benefit charge (as a percentage of account value)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

Earnings enhancement benefit charge (as a percentage of account value)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)

Single Life option	0.75% (7)	0.75% (7)	0.75% (7)	0.75% (7)

Joint Life option	0.90% (8)	0.90% (8)	0.90% (8)	0.90% (8)

New Guaranteed withdrawal benefit for life (New GWBL) charge (9) (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Please see Appendix “Contract variations” for more information on the charge applicable under your Accumulator ® Series contract.

(5)
The 0.40% charge is applicable if you were paying 0.65% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit. The 0.35% charge is applicable if you were paying 0.60% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit.

(6)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% or 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(7)	We will increase this charge to 0.75% if the benefit base ratchets. The current charge is 0.60%.

(8)	We will increase this charge to 0.90% if the benefit base ratchets. The current charge is 0.75%.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GWBL (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,591	$20,063	$28,939	$50,548	$4,591	$14,063	$23,939	$50,548
Accumulator ® Elite SM	$12,959	$21,130	$25,655	$53,633	$4,958	$15,130	$25,655	$53,633
Accumulator ® Plus SM	$12,993	$22,249	$31,884	$54,253	$4,993	$15,249	$25,884	$54,253
Accumulator ® Select SM	$5,361	$15,632	$26,248	$54,414	$5,011	$15,282	$25,898	$54,064

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Deferred Sales Load, Footnotes [Text Block]
(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit and GWBL Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.25%	0.25%	0.25%	0.25%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.65% (4)	0.65% (4)	0.65% (4)	0.65% (4)

GWBL Enhanced death benefit	0.30%	0.30%	0.30%	0.30%

Modified death benefit (“Modified DB”)	0.40% (5)(6)	0.40% (5)(6)	0.40% (5)(6)	0.40% (5)(6)

Principal guarantee benefit charge (as a percentage of account value)

100% Principal guarantee benefit	0.50%	0.50%	0.50%	0.50%

125% Principal guarantee benefit	0.75%	0.75%	0.75%	0.75%

Guaranteed minimum income benefit charge (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

Earnings enhancement benefit charge (as a percentage of account value)	0.35%	0.35%	0.35%	0.35%

Guaranteed withdrawal benefit for life benefit charge (as a percentage of the benefit base) (3)

Single Life option	0.75% (7)	0.75% (7)	0.75% (7)	0.75% (7)

Joint Life option	0.90% (8)	0.90% (8)	0.90% (8)	0.90% (8)

New Guaranteed withdrawal benefit for life (New GWBL) charge (9) (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Please see Appendix “Contract variations” for more information on the charge applicable under your Accumulator ® Series contract.

(5)
The 0.40% charge is applicable if you were paying 0.65% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit. The 0.35% charge is applicable if you were paying 0.60% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit.

(6)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% or 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(7)	We will increase this charge to 0.75% if the benefit base ratchets. The current charge is 0.60%.

(8)	We will increase this charge to 0.90% if the benefit base ratchets. The current charge is 0.75%.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

Administrative Expense, Footnotes [Text Block]
(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Please see Appendix “Contract variations” for more information on the charge applicable under your Accumulator ® Series contract.

(5)
The 0.40% charge is applicable if you were paying 0.65% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit. The 0.35% charge is applicable if you were paying 0.60% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit.

(6)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% or 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(7)	We will increase this charge to 0.75% if the benefit base ratchets. The current charge is 0.60%.

(8)	We will increase this charge to 0.90% if the benefit base ratchets. The current charge is 0.75%.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[4]
Portfolio Company Expenses Maximum [Percent]	1.41%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GWBL (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,591	$20,063	$28,939	$50,548	$4,591	$14,063	$23,939	$50,548
Accumulator ® Elite SM	$12,959	$21,130	$25,655	$53,633	$4,958	$15,130	$25,655	$53,633
Accumulator ® Plus SM	$12,993	$22,249	$31,884	$54,253	$4,993	$15,249	$25,884	$54,253
Accumulator ® Select SM	$5,361	$15,632	$26,248	$54,414	$5,011	$15,282	$25,898	$54,064

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GWBL (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,591	$20,063	$28,939	$50,548	$4,591	$14,063	$23,939	$50,548
Accumulator ® Elite SM	$12,959	$21,130	$25,655	$53,633	$4,958	$15,130	$25,655	$53,633
Accumulator ® Plus SM	$12,993	$22,249	$31,884	$54,253	$4,993	$15,249	$25,884	$54,253
Accumulator ® Select SM	$5,361	$15,632	$26,248	$54,414	$5,011	$15,282	$25,898	$54,064

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and GWBL (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,591	$20,063	$28,939	$50,548	$4,591	$14,063	$23,939	$50,548
Accumulator ® Elite SM	$12,959	$21,130	$25,655	$53,633	$4,958	$15,130	$25,655	$53,633
Accumulator ® Plus SM	$12,993	$22,249	$31,884	$54,253	$4,993	$15,249	$25,884	$54,253
Accumulator ® Select SM	$5,361	$15,632	$26,248	$54,414	$5,011	$15,282	$25,898	$54,064

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this

Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit and GWBL Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.65% (2)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

GWBL Enhanced death benefit	Guarantees the beneficiaries will receive at least contributions plus the applicable increases.	Optional	0.30% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.40% (2)	0.0%-0.40% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

Guaranteed minimum income benefit	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	0.65% (2)		• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (1)		• Available only at contract purchase • Restricted to owners of certain ages

Guaranteed withdrawal benefit for life single	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.75% (2)	0.60% (2)
•  Only available at contract purchase
•  Not available with GWBL, Earnings enhancement or the Principal guarantee benefits
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

Guaranteed withdrawal benefit for life joint		Optional	0.90% (2)	0.75% (2)

New Guaranteed withdrawal benefit for life	Guarantees that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.	Optional	0.65% (2)		• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Guaranteed minimum death benefit and Guaranteed minimum income benefit base

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see “Guaranteed withdrawal benefit for life (“GWBL”)”.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit option” and “Guaranteed minimum death benefit”.

Standard death benefit
. Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

6%
Roll-Up
to age 85 (used for the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).
Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money” and the section entitled “Charges, expenses, and adjustments”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

The effective annual
roll-up
rate credited to this benefit base is:

•	6% with respect to the variable investment options (including amounts allocated to the account for special dollar cost averaging under Accumulator
®
and Accumulator
®
Elite
SM
contracts but excluding all other amounts

allocated to the EQ/Money Market and EQ/Intermediate Government Bond variable investment options and monies allocated to the 12 month dollar cost averaging program under Accumulator
®
Select
SM
); the effective annual rate may be 4% in some states. Please see Appendix “State contract availability and/or variations of certain features and benefits” to see what applies in your state; and

•
3% with respect to the EQ/Intermediate Government Bond, EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 6% roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options”.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday. For contracts with non-natural
owners, the benefit base stops rolling up on the contract date anniversary following the annuitant’s 85th birthday. However, even after the 6% Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Please see “Our administrative procedures for calculating your
Roll-Up
benefit base following a transfer” for more information about how we calculate your
Roll-Up
benefit base when you transfer account values between investment options with a higher roll-up
rate
(4-6%)
and investment options with a lower
roll-up
rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit AND the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced
death benefit AND for the Guaranteed minimum income benefit).
If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•	your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits” in “Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

•	your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

For contracts with
non-natural
owners, the last contract date anniversary a ratchet could occur is based on the annuitant’s age.

Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit.
Your benefit base is equal to the greater of the benefit base computed for the 6%
Roll-Up
to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges, expenses, and adjustments”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

In Washington a different
roll-up
rate applies to the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix “State contract availability and/or variations of certain features and benefits”.

Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up
benefit base reset.
If both the Guaranteed minimum income benefit AND the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”) are elected, you may reset the
Roll-Up
benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, if your contract has an annual reset. If your contract has a five year reset, you may reset the
Roll-Up
benefit base for these guaranteed benefits to equal the account value on any 5th or later contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your
Roll-Up
benefit base. The 6%
Roll-Up
continues to age 85 on any reset benefit base. After the contract date anniversary following your 75th birthday, the “Greater of” GMDB and its associated charge will remain in effect but the Roll-up benefit base will no longer be eligible for resets.

We will notify you, generally in your annual account statement that we issue each year following your contract date anniversary, if the
Roll-Up
benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods:
one-time
reset option, automatic annual reset program or automatic customized reset program.

one-time
reset option
— resets your
Roll-Up
benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your
Roll-Up
benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your
Roll-Up
benefit base on each contract date anniversary, if eligible, for the period you designate.

If your request to reset your
Roll-Up
benefit base is received at our processing office more than 30 days after your contract date anniversary, your
Roll-Up
benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time
reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your
Roll-Up
benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time
reset request will be terminated;

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your
Roll-Up
benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time
reset request will be terminated.

Once your
one-time
reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see “How to reach us”. Each time you reset the
Roll-Up
benefit base,

your
Roll-Up
benefit base will not be eligible for another reset until the next contract date anniversary or for five years, depending upon the reset period available under your contract. Please see Appendix “Contract variations” for more information on the reset feature available under your contract. If after your death your spouse continues the contract and your contract has an annual reset, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. However, if your contract has a five year reset, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural
owners, reset eligibility is based on the annuitant’s age.

It is important to note that once you have reset your
Roll-Up
benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See “Exercise rules” under “Guaranteed minimum income benefit option” for more information. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your
Roll-Up
benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges, expenses, and adjustments”.

If you are a traditional IRA, TSA or QP contract owner, before you reset your
Roll-Up
benefit base, please consider the effect of the
10-year
exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the
10-year
waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See “Lifetime required minimum distribution withdrawals” and “How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit” in “Accessing your money.” Also, see “Required minimum distributions” under “Individual retirement arrangements (IRAs)” in “Tax information” and Appendix “Purchase considerations for QP Contracts” as well as Appendix “Tax-sheltered annuity contracts (TSAs)”.

The
Roll-Up
benefit base for both the “Greater of” enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a
Roll-Up
benefit base reset. You cannot elect a
Roll-Up
benefit base reset for one benefit and not the other.

Death Benefits

Guaranteed minimum death benefit

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see “Guaranteed withdrawal benefit for life (“GWBL”)”.

Your contract provides a standard death benefit. There is no additional charge for this benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator
®
Series contract). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue (ages 76 through 80 at issue for Accumulator
®
Plus
SM
contracts). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator
®
Series contract), whichever provides the higher amount. See “Benefits available under the contract” for more information.

The Annual Ratchet to age 85 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge” in “Charges, expenses, and adjustments” for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with
non-natural
owners, the death benefit will be payable upon the death of the annuitant. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator
®
Plus
SM
contracts, if the owner (or older joint owner, if applicable) dies during the one-year
period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year
period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year
period following a contribution.

Optional enhanced death benefits applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue of Inherited IRA contracts; and 20 through 75 at issue of QP contracts (20 through 70 at issue for Accumulator
®
Plus
SM
QP contracts). For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age. See Appendix “Rules regarding contributions to your contract” for more information.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits):

•	Annual Ratchet to age 85 (the current charge for this benefit is 0.25%).

•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.65%).

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

Each enhanced death benefit is equal to its corresponding benefit base described in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See “Owner and annuitant requirements”.

See Appendix “Enhanced death benefit example” for an example of how we calculate an enhanced death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” for more information.

Earnings enhancement benefit

Subject to state and contract availability, if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the benefit at the time you purchase your contract (see Appendix “State contract availability and/or variations of certain features and benefits” for state availability of these benefits). The current charge for this benefit is 0.35%. The Earnings enhancement benefit provides an additional death benefit as described below. See “Tax information” for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” for more information. This benefit will also terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value”.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator
®
Plus
SM
contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater
of the account value as of the date we receive satisfactory proof of death
or
any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator
®
Plus
SM
contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year
period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year
period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the
greater of:

•	the account value, or

•	any applicable death benefit

decreased by:

•	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts with
non-natural
owners, your eligibility to elect the Earnings enhancement benefit will be based on the annuitant’s age.

For an example of how the Earnings enhancement benefit is calculated, please see Appendix “Earnings enhancement benefit example”.

Although the value of your Earnings enhancement benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Benefits available under the contract” for more information.

The Earnings enhancement benefit must be elected when the contract is first issued. Neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” to see if this feature is available in your state.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Earnings Enhancement benefit. If you accepted such an offer, your Earnings Enhancement benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Earnings Enhancement benefit is still in effect. See “Guaranteed benefit offers” for more information.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in-force.
The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Accumulator
®
Plus
SM
contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. For Roll-over TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable. No death benefit will generally be payable upon or after the contract’s Annuity maturity date.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided pay-

ments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the
5-year
rule and a PGB was in effect upon the owner’s death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

•	As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-
year period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—
If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up
benefit base reset, if applicable, will be based on the surviving spouse’s age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

—	If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will
be increased
to equal the Guaranteed minimum death benefit base.

—
For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse’s death.

•	The Earnings enhancement benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

•	If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

•	The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Guaranteed minimum income benefit” in “Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

•	If you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator
®
Series contract, will continue to apply to all contributions made prior to the deceased spouse’s death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single Life basis, the benefit and charge will terminate.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

•	If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

•	If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

•	The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator ® Select SM contracts.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint Life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the account value will first be reduced by any credits applied in the one-year
period prior to the owner’s death.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.
•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•
For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, the
account value will first be reduced by any credits applied in a one-year period prior to the owner’s death.

•	No withdrawal charges, if applicable under your Accumulator ® Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The annuity account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

•
We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges, expenses, and adjustments”. Please note that withdrawal charges do not apply to Accumulator
®
Select
SM
contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit option

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner’s age. There is an additional charge for the Guaranteed minimum income benefit. The current charge for this benefit is 0.65% which is described under “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator
®
and Accumulator
®
Elite
SM
contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum income benefit. See “Owner and annuitant requirements”. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money".

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” for more information. This benefit provides a minimum guarantee that may never come into effect.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out
option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner’s age, as follows:

Level payments
Owner’s age at exercise	Period certain years
	IRAs	NQ
75 and younger	10	10
76	9	10
77	8	10
78	7	10
79	7	10
80	7	10
81	7	9
82	7	8
83	7	7
84	6	6
85	5	5

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator
®
Series contract), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. For certain contracts, the guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Guaranteed minimum income benefit “no lapse guarantee”.
In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the
Roll-Up
benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and benefit base, as follows:

•	You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

If your no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit, Guaranteed minimum death benefit (if elected) and any other guaranteed benefits.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•	If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•	If your aggregate withdrawals during any contract year exceed 6% of the
Roll-Up
benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your
Roll-Up
benefit base.

In Q4 2023 the Company restored the no lapse guarantee for contracts that remained in force but for which the no lapse guarantee had terminated. Upon the restoration date, the Company also discontinued terminating the no lapse guarantee. Please note that if your contract terminated before the reinstatement of the no lapse guarantee, the benefit and your contract was not reinstated.

Illustrations of Guaranteed minimum income benefit.
Assuming the 6%
Roll-Up
to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life (for contracts with the five year Roll-Up benefit base reset feature)	Guaranteed minimum income benefit — annual income payable for life (for contracts with the annual Roll-Up benefit base reset feature).
10	$11,891	$10,065
15	$18,597	$15,266

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee provision under your contract is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value”.

You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value”. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.
Eligibility to exercise the Guaranteed minimum income benefit is based on the owner’s (or older joint owner’s, if applicable) age as follows:

•	If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•	If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—
Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii)
if you were age 75 when the contract was issued or the
Roll-Up
benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii)
for Accumulator
®
Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator
®
Series QP contract into an Accumulator
®
Series Rollover IRA. This process must be completed within the
30-day
timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)
for Accumulator
®
Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator
®
Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the
30-day
timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v)
if you reset the
Roll-Up
benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the waiting period;

(vi)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vii)
if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner’s age;

(viii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(ix)	if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant’s age, rather than the owner’s.

See “Effect of the owner’s death” under “Benefits available under the contract” for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges, expenses, and adjustments’’.

For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit’’ in ‘‘Accessing your money.”

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix “New Guaranteed withdrawal Benefit for Life” for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed withdrawal benefit for life (“GWBL”)

For an additional charge, the Guaranteed withdrawal benefit for life (“GWBL”) guarantees that you can take withdrawals up to a maximum amount per year (your “Guaranteed annual withdrawal amount”). The current charge for this benefit is 0.65% for the Single Life Option and 0.75% for the Joint Life Option. GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See “Accessing your money” for more information.

If you elect the GWBL, your investment options will be limited to the permitted variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator
®
and Accumulator
®
Elite
SM
contracts only). Please note that the 12 month dollar cost averaging program (for Accumulator
®
Select
SM
contracts only) and our general dollar cost averaging program are not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See “What are your investment options under the contract?”.

You may buy this benefit on a single life (“Single Life”) or a joint life (“Joint Life”) basis. Under a Joint Life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint Life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner’s spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint Life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint Life contracts owned by a
non-natural
owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant’s new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint Life basis. Joint annuitants are not permitted under any other contracts.

This benefit is not available under an Inherited IRA contract. Joint Life QP and TSA contracts are not permitted in connection with this benefit. If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See “Owner and annuitant requirements”.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see “Guaranteed withdrawal benefit for life benefit charge” in “Charges, expenses, and adjustments” for a description of the charge.

You should not purchase this benefit if:

•	You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Excess withdrawals”);

•	You are not interested in taking withdrawals prior to the contract’s maturity date;

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

•	You plan to use it for withdrawals prior to age 59
1
⁄
2
, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money”, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

GWBL benefit base

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL benefit base increases by any subsequent contributions.

•	Your GWBL benefit base may be increased on each contract date anniversary, as described under “Annual Ratchet” and “5% deferral bonus.”

•	Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount (“Excess withdrawal”). See “Effect of Excess withdrawals”.

Guaranteed annual withdrawal amount

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage (“Applicable percentage”) is based on the owner’s age at the time of the first withdrawal. For Joint Life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural
owners, the initial Applicable percentage is based on either the annuitant’s age or on the younger annuitant’s age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described in this section under “Annual Ratchet,” on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

Age	Applicable percentage
45-64	4.0%
65-74	5.0%
75-84	6.0%
85 and older	7.0%

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described under “Effect of Excess withdrawals” and “Subsequent contributions.” The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator
®
Series contract, is waived for withdrawals up to the
Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments”.

Effect of Excess withdrawals

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

•	The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser
of: (i) the GWBL benefit base immediately prior to the Excess withdrawal, and (ii) the account value immediately following the Excess withdrawal.

•	The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money”.

Withdrawal charges, if applicable under your Accumulator
®
Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10%

of the contract’s account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See “Withdrawal charge” in “Charges, expenses, and adjustments”.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of your account value falling to zero”.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”. Loans are not available under Rollover TSA contracts if GWBL is elected.

Annual Ratchet

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we will increase the charge for the benefit to the maximum charge permitted under the contract. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see “Guaranteed withdrawal benefit for life benefit charge” in “Charges, expenses, and adjustments”.

5% deferral bonus

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

Subsequent contributions

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL Guaranteed minimum death benefit

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages
45-85
(issue ages
45-80
for Accumulator
®
Plus
SM
contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages
45-75.
The current charge for this benefit is 0.30%. Please see Appendix “State contract availability and/or variations of certain features and benefits” to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money”).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWBL Enhanced death benefit base increases by any subsequent contribution;

•	Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

•	Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

•	Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money”.

The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner’s death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see “Withdrawal charge” in “Charges, expenses, and adjustments”.

Effect of your account value falling to zero

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

•	Your Accumulator
®
Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator
®
Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural,
the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator
®
Series contract.

•	No subsequent contributions will be permitted.

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

•	Payments will continue at the same frequency for Single or Joint Life contracts, as applicable, or annually if automatic payments were not being made.

•	Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.
•	The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

•	If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•
Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator
®
Series contract, as described in “Charges, expenses, and adjustments”. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See “Effect of Excess withdrawals” and “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit” in “Accessing your money”.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59 1 ⁄ 2 . See “Tax information”.

•	All withdrawals reduce your account value and Guaranteed minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your Guaranteed minimum death benefit” in “Accessing your money”.

•	If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

•	The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

•	If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

•	If you transfer ownership of the contract, you terminate the GWBL benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

•	Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

•	For IRA, QP and TSA contracts, if you have to take a required minimum distribution (“RMD”) and it is your first withdrawal under the contract, the RMD will be considered your “first withdrawal” for the purposes of establishing your GWBL Applicable percentage.

•	If you elect GWBL on a Joint Life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint Life and Single Life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse
will reduce the benefit base(s) as described in “How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit”, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your joint owner/annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal law we follow federal law in the determination of spousal status. See “Benefits available under the contract” under “Spousal continuation”.

Principal guarantee benefits

We offer two
10-year
Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit (“PGB”). The current charge for this benefit is 0.50% for 100% Principal guarantee benefit, and 0.75% for 125% Principal guarantee benefit.

100% Principal guarantee benefit.
The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator
®
Plus
SM
contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. Please note that the account for special dollar cost averaging is available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners only.

125% Principal guarantee benefit.
The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator
®
Plus
SM
contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging, the variable investment options as noted in Appendix “Investment options available under the contract”. Please note that the account for special dollar cost averaging is available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners only.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you’ve exercised a reset as explained below) (“benefit maturity date”), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner’s 85th birthday (an owner’s 80th birthday under Accumulator
®
Plus
SM
contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. Also, for Accumulator
®
Select
SM
contracts, the 12 month dollar cost averaging program is not available if you elect one of the PGB options. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator
®
or Accumulator
®
Elite
SM
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See “Owner and annuitant requirements”.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See “Tax information”. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See “Non-spousal joint owner contract continuation” in “Benefits available under the contract”. The PGB will terminate upon the exercise of the beneficiary continuation option. See “Benefits available under the contract” for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see “Charges, expenses, and adjustments”). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix “New Guaranteed withdrawal Benefit for Life” for more information about the New GWBL and the Modified Death Benefit.

Guaranteed benefit lump sum payment option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)
If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)
If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;

7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the

Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix ”Guaranteed benefit lump sum payout option hypothetical illustrations”.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully.
If you elect the
Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL.
When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•	If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect;

•	Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Appendix ”Guaranteed benefit lump sum payout option hypothetical illustrations”; and

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information”.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

Special dollar cost averaging
program.
 The special dollar cost averaging program is only available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners. Under the program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator
®
Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator
®
Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

General dollar cost averaging program.
If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. Please see Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

12 month dollar cost averaging program.
The 12 month dollar cost averaging program is only available to Accumulator
®
Select
SM
contract owners. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator
®
Select
SM
contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

You may not participate in the 12 month dollar cost averaging program if you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit.

Investment simplifier

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator
®
and Accumulator
®
Elite
SM
contracts only), the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the EQ/Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator
®
Select
SM
contract owners, the 12 month dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options”. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see “Guaranteed minimum death benefit and Guaranteed minimum income benefit base”.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability.

Rebalancing your account value

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and
(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in “Transferring your account value”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator
®
Select
SM
contract owners, 12 month dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit and GWBL Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.25% (1)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.65% (2)		• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit

GWBL Enhanced death benefit	Guarantees the beneficiaries will receive at least contributions plus the applicable increases.	Optional	0.30% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.40% (2)	0.0%-0.40% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
100% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.50% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

125% Principal Guarantee Benefit	Guarantees contributions adjusted for withdrawals.	Optional	0.75% (1)		• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options

Guaranteed minimum income benefit	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.	Optional	0.65% (2)		• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

Earnings enhancement	Provides an additional death benefit when your GMIB converts to the GWLB.	Optional	0.35% (1)		• Available only at contract purchase • Restricted to owners of certain ages

Guaranteed withdrawal benefit for life single	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.75% (2)	0.60% (2)
•  Only available at contract purchase
•  Not available with GWBL, Earnings enhancement or the Principal guarantee benefits
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

Guaranteed withdrawal benefit for life joint		Optional	0.90% (2)	0.75% (2)

New Guaranteed withdrawal benefit for life	Guarantees that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.	Optional	0.65% (2)		• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	Please see Appendix “Contract variations” for more information on the charge applicable under your Accumulator ® Series contract.

(5)
The 0.40% charge is applicable if you were paying 0.65% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit. The 0.35% charge is applicable if you were paying 0.60% for the Greater of 6%
Roll-up
to age 85 or Annual Ratchet to age 85 death benefit.

(6)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% or 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(7)	We will increase this charge to 0.75% if the benefit base ratchets. The current charge is 0.60%.

(8)	We will increase this charge to 0.90% if the benefit base ratchets. The current charge is 0.75%.

(9)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146641. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect certain Guaranteed benefits, you may only invest in the Portfolios listed in the designated table(s) below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32	%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77	%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07	%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62	%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06	%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62	%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Guaranteed benefit account restrictions

100% PRINCIPAL GUARANTEE BENEFIT and GUARANTEED WITHDRAWAL BENEFIT FOR LIFE investment options:
EQ/AB Short Duration Government Bond	EQ/Conservative-Plus Allocation
EQ/Aggressive Allocatio n	EQ/Equity 500 Index
EQ/Aggressive Growth Strategy	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation

125% PRINCIPAL GUARANTEE BENEFIT investment options:
EQ/AB Short Duration Government Bond	EQ/Moderate Allocation
EQ/Equity 500 Index

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32	%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77	%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07	%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62	%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06	%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62	%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Benefits Available for Portfolio Companies [Table Text Block]

100% PRINCIPAL GUARANTEE BENEFIT and GUARANTEED WITHDRAWAL BENEFIT FOR LIFE investment options:
EQ/AB Short Duration Government Bond	EQ/Conservative-Plus Allocation
EQ/Aggressive Allocatio n	EQ/Equity 500 Index
EQ/Aggressive Growth Strategy	EQ/Moderate Allocation
EQ/Conservative Allocation	EQ/Moderate-Plus Allocation

125% PRINCIPAL GUARANTEE BENEFIT investment options:
EQ/AB Short Duration Government Bond	EQ/Moderate Allocation
EQ/Equity 500 Index

C000247504 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247504 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000247504 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247504 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247504 [Member] | Possible Fees On Access To Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247504 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this

Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247504 [Member] | Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247504 [Member] | Accumulator PlusSM Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247504 [Member] | Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

C000247504 [Member] | Contract changes risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247504 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247504 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247504 [Member] | Risk Associated With Taking an Early Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

C000247504 [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247504 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247504 [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247504 [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247504 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247504 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247504 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247504 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247504 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247504 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000247504 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247504 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247504 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247504 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247504 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247504 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247504 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247504 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247504 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247504 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247504 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247504 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247504 [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247504 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247504 [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247504 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247504 [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247504 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247504 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000247504 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247504 [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.09%
C000247504 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000247504 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247504 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000247504 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000247504 [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000247504 [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000247504 [Member] | Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing
C000247504 [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 85
C000247504 [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	100% Principal Guarantee Benefit
C000247504 [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
Purpose of Benefit [Text Block]	Guarantees contributions adjusted for withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Subject to restrictions on investment options
Name of Benefit [Text Block]	125% Principal Guarantee Benefit
C000247504 [Member] | Earnings Enhancements [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Name of Benefit [Text Block]	Earnings enhancement
Purpose of Benefit [Text Block]	Provides an additional death benefit when your GMIB converts to the GWLB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages
Name of Benefit [Text Block]	Earnings enhancement
C000247504 [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit and GWBL Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions may apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Standard Death Benefit and GWBL Standard Death Benefit
C000247504 [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Available with or without the GMIB • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
C000247504 [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	GWBL Enhanced death benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least contributions plus the applicable increases.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	GWBL Enhanced death benefit
C000247504 [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Modified death benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Modified death benefit
C000247504 [Member] | New Guaranteed Withdrawal Benefit For Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
Purpose of Benefit [Text Block]	Guarantees that you can take withdrawals up to a maximum amount per year without reducing your New GWBL benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
C000247504 [Member] | Rebalancings [Member]
Prospectus:
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA
C000247504 [Member] | Dollar Cost Averaging Special D C A General D C A And Investment Simplifer [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247504 [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Name of Benefit [Text Block]	Guaranteed minimum income benefit
Purpose of Benefit [Text Block]	Guaranteed a minimum amount of fixed income under a life annuity fixed payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	Guaranteed minimum income benefit
C000247504 [Member] | Guaranteed withdrawal benefit for life single [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life single
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Brief Restrictions / Limitations [Text Block]
•  Only available at contract purchase
•  Not available with GWBL, Earnings enhancement or the Principal guarantee benefits
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life single
C000247504 [Member] | Guaranteed withdrawal benefit for life joint [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life joint
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Name of Benefit [Text Block]	Guaranteed withdrawal benefit for life joint
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Hundred Percentage Principal Guarantee Benefit [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | One Hundred Twenty Five Percentage Principal Guarantee Benefit [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | One Hundred Twenty Five Percentage Principal Guarantee Benefit [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | One Hundred Twenty Five Percentage Principal Guarantee Benefit [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247504 [Member] | Accumulator [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,591
Surrender Expense, 3 Years, Maximum [Dollars]	20,063
Surrender Expense, 5 Years, Maximum [Dollars]	28,939
Surrender Expense, 10 Years, Maximum [Dollars]	50,548
Annuitized Expense, 1 Year, Maximum [Dollars]	11,591
Annuitized Expense, 3 Years, Maximum [Dollars]	20,063
Annuitized Expense, 5 Years, Maximum [Dollars]	28,939
Annuitized Expense, 10 Years, Maximum [Dollars]	50,548
No Surrender Expense, 1 Year, Maximum [Dollars]	4,591
No Surrender Expense, 3 Years, Maximum [Dollars]	14,063
No Surrender Expense, 5 Years, Maximum [Dollars]	23,939
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 50,548
C000247504 [Member] | Accumulator [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247504 [Member] | Accumulator [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
C000247504 [Member] | Accumulator [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247504 [Member] | Accumulator [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247504 [Member] | Accumulator [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247504 [Member] | Accumulator [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
C000247504 [Member] | Accumulator [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247504 [Member] | Accumulator [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
C000247504 [Member] | Accumulator [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
C000247504 [Member] | Accumulator [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
C000247504 [Member] | Accumulator [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
C000247504 [Member] | Accumulator [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
C000247504 [Member] | Accumulator Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,993
Surrender Expense, 3 Years, Maximum [Dollars]	22,249
Surrender Expense, 5 Years, Maximum [Dollars]	31,884
Surrender Expense, 10 Years, Maximum [Dollars]	54,253
Annuitized Expense, 1 Year, Maximum [Dollars]	12,993
Annuitized Expense, 3 Years, Maximum [Dollars]	22,249
Annuitized Expense, 5 Years, Maximum [Dollars]	31,884
Annuitized Expense, 10 Years, Maximum [Dollars]	54,253
No Surrender Expense, 1 Year, Maximum [Dollars]	4,993
No Surrender Expense, 3 Years, Maximum [Dollars]	15,249
No Surrender Expense, 5 Years, Maximum [Dollars]	25,884
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,253
C000247504 [Member] | Accumulator Plus [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247504 [Member] | Accumulator Plus [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
C000247504 [Member] | Accumulator Plus [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247504 [Member] | Accumulator Plus [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247504 [Member] | Accumulator Plus [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247504 [Member] | Accumulator Plus [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
C000247504 [Member] | Accumulator Plus [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247504 [Member] | Accumulator Plus [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
C000247504 [Member] | Accumulator Plus [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
C000247504 [Member] | Accumulator Plus [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
C000247504 [Member] | Accumulator Plus [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
C000247504 [Member] | Accumulator Plus [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
C000247504 [Member] | Accumulator Elite [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,959
Surrender Expense, 3 Years, Maximum [Dollars]	21,130
Surrender Expense, 5 Years, Maximum [Dollars]	25,655
Surrender Expense, 10 Years, Maximum [Dollars]	53,633
Annuitized Expense, 1 Year, Maximum [Dollars]	12,959
Annuitized Expense, 3 Years, Maximum [Dollars]	21,130
Annuitized Expense, 5 Years, Maximum [Dollars]	25,655
Annuitized Expense, 10 Years, Maximum [Dollars]	53,633
No Surrender Expense, 1 Year, Maximum [Dollars]	4,958
No Surrender Expense, 3 Years, Maximum [Dollars]	15,130
No Surrender Expense, 5 Years, Maximum [Dollars]	25,655
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,633
C000247504 [Member] | Accumulator Elite [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247504 [Member] | Accumulator Elite [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
C000247504 [Member] | Accumulator Elite [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247504 [Member] | Accumulator Elite [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247504 [Member] | Accumulator Elite [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247504 [Member] | Accumulator Elite [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
C000247504 [Member] | Accumulator Elite [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247504 [Member] | Accumulator Elite [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
C000247504 [Member] | Accumulator Elite [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
C000247504 [Member] | Accumulator Elite [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
C000247504 [Member] | Accumulator Elite [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
C000247504 [Member] | Accumulator Elite [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
C000247504 [Member] | Accumulator Select [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%	[31]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,361
Surrender Expense, 3 Years, Maximum [Dollars]	15,632
Surrender Expense, 5 Years, Maximum [Dollars]	26,248
Surrender Expense, 10 Years, Maximum [Dollars]	54,414
Annuitized Expense, 1 Year, Maximum [Dollars]	5,361
Annuitized Expense, 3 Years, Maximum [Dollars]	15,632
Annuitized Expense, 5 Years, Maximum [Dollars]	26,248
Annuitized Expense, 10 Years, Maximum [Dollars]	54,414
No Surrender Expense, 1 Year, Maximum [Dollars]	5,011
No Surrender Expense, 3 Years, Maximum [Dollars]	15,282
No Surrender Expense, 5 Years, Maximum [Dollars]	25,898
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,064
C000247504 [Member] | Accumulator Select [Member] | Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[39],[40]
C000247504 [Member] | Accumulator Select [Member] | Guaranteed Minimum Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[40]
C000247504 [Member] | Accumulator Select [Member] | Hundred Percent Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[39]
C000247504 [Member] | Accumulator Select [Member] | One Hundred Twenty Five Principal Guarantee Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39]
C000247504 [Member] | Accumulator Select [Member] | Standard death benefit and GWBL Standard death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[39],[40]
C000247504 [Member] | Accumulator Select [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[48]
C000247504 [Member] | Accumulator Select [Member] | GWBL Enhanced death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[39],[40]
C000247504 [Member] | Accumulator Select [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%	[39],[40],[49],[50]
C000247504 [Member] | Accumulator Select [Member] | Earnings enhancement benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[39]
C000247504 [Member] | Accumulator Select [Member] | Single Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[39],[40],[51]
C000247504 [Member] | Accumulator Select [Member] | Joint Life option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[39],[40],[52]
C000247504 [Member] | Accumulator Select [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[39],[40],[53]
C000247505 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 8 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.25%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	0.80%

(1) Expressed as an annual percent of daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,953	Highest Annual Cost $4,101
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (7% GWB and Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Accumulator
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Plus
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Plus
SM
of the contract within 8 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Elite
SM
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Accumulator
®
Elite
SM
of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes or tax penalties.

Accumulator
®
Select
SM
—No withdrawal charge.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges, expenses, and adjustments” in the Prospectus.

Transaction Charges [Text Block]
Yes.
	In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions including special requests such as wire transfers, express mail and duplicate contracts.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.25%	1.70%
Portfolio Company fees and expenses (2)	0.55%	1.41%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.25%	0.80%

(1) Expressed as an annual percent of daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.80%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,953	Highest Annual Cost $4,101
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract series and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract series (Accumulator
®
Plus
SM
), optional benefits (7% GWB and Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,953
Highest Annual Cost [Dollars]	$ 4,101
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts, except TSA contracts, issued in the state of Maryland. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

Credits under Accumulator
®
Plus
SM
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About the Variable Investment Option Separate Account” in “More information” in the Prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, expenses, and adjustments”, “Portfolios of the Trust”, “Guaranteed investment option” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the
contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since the receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Adjustments

Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” in the Prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.25%	1.50%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.30% (4)	0.30% (4)	0.30% (4)	0.30% (4)

6% Roll-Up to age 85	0.45%	0.45%	0.45%	0.45%

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85	0.50%	0.50%	0.50%	0.50%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.60%	0.60%	0.60%	0.60%

Modified death benefit (“Modified DB”)	0.35% (5)	0.35% (5)	0.35% (5)	0.35% (5)

Guaranteed principal benefit charge for option 2 (percentage of the account value. Deducted annually on the first 10 contract date anniversaries.)	0.50%	0.50%	0.50%	0.50%

Guaranteed minimum income benefit (or “Living Benefit”) charge (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

Protection Plus SM benefit charge (as a percentage of the account value)	0.35%	0.35%	0.35%	0.35%

Principal Protector SM benefit charge (as a percentage of account value)

5% GWB Annual withdrawal option	0.60% (6)	0.60% (6)	0.60% (6)	0.60% (6)

7% GWB Annual withdrawal option	0.80% (7)	0.80% (7)	0.80% (7)	0.80% (7)

New Guaranteed withdrawal benefit for life (New GWBL) charge (as a percentage of the benefit base) (3)(8)(9)	0.65%	0.65%	0.65%	0.65%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix “Contract variations” for more information. For Principal Protector
SM
only (if applicable), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector
SM
, the pro rata deduction for the Principal Protector
SM
charge is waived.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The current fee is 0.25%.

(5)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(6)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.60%. The current charge is 0.35%.

(7)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.80%. The current charge is 0.50%.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

(9)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.55%	1.41%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and 7% GWB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,486	$19,746	$28,411	$49,492	$4,485	$13,746	$23,411	$49,492
Accumulator ® Elite SM	$12,906	$20,967	$25,376	$53,038	$4,905	$14,967	$25,376	$53,038
Accumulator ® Plus SM	$12,885	$21,928	$31,350	$53,197	$4,885	$14,928	$25,350	$53,197
Accumulator ® Select SM	$5,308	$15,469	$25,970	$53,821	$4,958	$15,119	$25,620	$53,471

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the
contract, surrender or make withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None
Special Service Charges (2)	$90	$90	$90	$90

(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since the receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

(2)
Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.

Adjustments

Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” in the Prospectus for more information.

Deferred Sales Load, Footnotes [Text Block]
(1)
Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since the receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9+
Accumulator ®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator ® Plus SM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator ® Elite SM	8%	7%	6%	5%	0%	0%	0%	0%	0%

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Accumulator ®	Accumulator ® Plus SM	Accumulator ® Elite SM	Accumulator ® Select SM
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (a percentage of daily net assets in the variable investment options)	1.25%	1.50%	1.65%	1.70%

Optional Benefits Expenses (2)

Guaranteed minimum death benefit charges (as a percentage of the benefit base) (3)

Standard death benefit	No additional charge	No additional charge	No additional charge	No additional charge

Annual Ratchet to age 85	0.30% (4)	0.30% (4)	0.30% (4)	0.30% (4)

6% Roll-Up to age 85	0.45%	0.45%	0.45%	0.45%

Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85	0.50%	0.50%	0.50%	0.50%

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85	0.60%	0.60%	0.60%	0.60%

Modified death benefit (“Modified DB”)	0.35% (5)	0.35% (5)	0.35% (5)	0.35% (5)

Guaranteed principal benefit charge for option 2 (percentage of the account value. Deducted annually on the first 10 contract date anniversaries.)	0.50%	0.50%	0.50%	0.50%

Guaranteed minimum income benefit (or “Living Benefit”) charge (as a percentage of the benefit base) (3)	0.65%	0.65%	0.65%	0.65%

Protection Plus SM benefit charge (as a percentage of the account value)	0.35%	0.35%	0.35%	0.35%

Principal Protector SM benefit charge (as a percentage of account value)

5% GWB Annual withdrawal option	0.60% (6)	0.60% (6)	0.60% (6)	0.60% (6)

7% GWB Annual withdrawal option	0.80% (7)	0.80% (7)	0.80% (7)	0.80% (7)

New Guaranteed withdrawal benefit for life (New GWBL) charge (as a percentage of the benefit base) (3)(8)(9)	0.65%	0.65%	0.65%	0.65%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix “Contract variations” for more information. For Principal Protector
SM
only (if applicable), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector
SM
, the pro rata deduction for the Principal Protector
SM
charge is waived.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The current fee is 0.25%.

(5)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(6)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.60%. The current charge is 0.35%.

(7)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.80%. The current charge is 0.50%.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

(9)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix “Contract variations” for more information. For Principal Protector
SM
only (if applicable), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector
SM
, the pro rata deduction for the Principal Protector
SM
charge is waived.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The current fee is 0.25%.

(5)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(6)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.60%. The current charge is 0.35%.

(7)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.80%. The current charge is 0.50%.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

(9)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[4]
Portfolio Company Expenses Maximum [Percent]	1.41%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and 7% GWB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,486	$19,746	$28,411	$49,492	$4,485	$13,746	$23,411	$49,492
Accumulator ® Elite SM	$12,906	$20,967	$25,376	$53,038	$4,905	$14,967	$25,376	$53,038
Accumulator ® Plus SM	$12,885	$21,928	$31,350	$53,197	$4,885	$14,928	$25,350	$53,197
Accumulator ® Select SM	$5,308	$15,469	$25,970	$53,821	$4,958	$15,119	$25,620	$53,471

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and 7% GWB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,486	$19,746	$28,411	$49,492	$4,485	$13,746	$23,411	$49,492
Accumulator ® Elite SM	$12,906	$20,967	$25,376	$53,038	$4,905	$14,967	$25,376	$53,038
Accumulator ® Plus SM	$12,885	$21,928	$31,350	$53,197	$4,885	$14,928	$25,350	$53,197
Accumulator ® Select SM	$5,308	$15,469	$25,970	$53,821	$4,958	$15,119	$25,620	$53,471

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. The Examples do not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 death benefit and 7% GWB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Accumulator ®	$11,486	$19,746	$28,411	$49,492	$4,485	$13,746	$23,411	$49,492
Accumulator ® Elite SM	$12,906	$20,967	$25,376	$53,038	$4,905	$14,967	$25,376	$53,038
Accumulator ® Plus SM	$12,885	$21,928	$31,350	$53,197	$4,885	$14,928	$25,350	$53,197
Accumulator ® Select SM	$5,308	$15,469	$25,970	$53,821	$4,958	$15,119	$25,620	$53,471

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the variable investment options which invest in Portfolios. If the variable investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your variable investment options invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.
If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ,

depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30% (1)	0.25% (1)	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

6% Roll-up to age 85	Guarantees the beneficiaries will receive at least the Roll-up benefit base.	Optional	0.45% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Greater of 5% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.50% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.60% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.35% (2)	0.00%-0.35% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Protection Plus SM benefit	Guarantees the beneficiaries will receive greater of account value or any applicable death benefit increased by such death benefit less total net contributions, multiplied by a percentage depending upon age.	Optional	0.35% (1)
• Available only at contract purchase
• Age restrictions apply
• Accumulator
®
Plus
SM
credits are not available in calculation of the benefit
• Not available with Principal Protector
SM
or Protection Plus
SM

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee				Brief Description of Restrictions/Limitations
			Max		Current

Guaranteed minimum income benefit	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.65% (1)
• Available only at contract purchase
• Restricted to owners of certain ages
• Excess withdrawals could significantly reduce or terminate benefit
• Not available with Guaranteed principal benefit or Principal Protector
SM

Principal Protector benefit	Guarantees recovery of contributions through withdrawals.	Optional					• Only available at contract purchase • Restricted to owners of certain ages

5% GWB Annual withdrawal option			0.60	% (1)	0.35	% (1)

7% GWB Annual withdrawal option			0.80	% (1)	0.50	% (1)
Guaranteed principal benefit Option 2	Guarantees a minimum account value.	Optional	0.50% (2)				• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Not available with GMIB, Principal Protector SM or GWBL

New Guaranteed withdrawal benefit for life	Guarantees a lifetime annual withdrawal amount.	Optional	0.65% (1)				• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of the account value.
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.
Guaranteed minimum death benefit and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) are used to calculate the Guaranteed minimum income benefit (known as the “Living Benefit” under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum income benefit option” and “Guaranteed minimum death benefit”.

Standard death benefit
. Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”.

6% (or 5%)
Roll-Up
to age 85 (used for the 6%
Roll-Up
to age 85 enhanced death benefit AND the Greater of the 6% (or 5%)
Roll-Up
to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).
Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•
a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” and the section entitled “Charges, expenses, and adjustments”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”.

The effective annual
roll-up
rate credited to this benefit base is:

•	6% (or 5%) with respect to the variable investment options (other than EQ/Intermediate Government Bond and EQ/Money Market) and, for Accumulator
®
Select
SM
contracts, monies allocated to the 12 month dollar cost averaging program, and, for Accumulator
®
and Accumulator
®
Elite
SM

contracts, the account for special dollar cost averaging; the effective annual rate is 4% in Washington. Please see Appendix “State contract availability and/or variations of certain features and benefits” to see what roll-up
rate applies in your state or Appendix “Contract variations” for what applies to your contract; and

•
3% with respect to the EQ/Intermediate Government Bond and EQ/Money Market, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable). If you elected a guaranteed benefit that provides a 5% (or greater) roll-up, an allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your guaranteed benefit. For more information, see “Our administrative procedures for calculating your Roll-up benefit base following a transfer” in “Transferring your money among investment options”.

The benefit base stops rolling up after the contract date anniversary following the annuitant’s 85th birthday. However, even after the 6% (or 5%) Roll-Up to age 85 benefit base stops rolling up, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base.

Please see “Our administrative procedures for calculating your
Roll-Up
benefit base following a transfer” for more information about how we calculate your
Roll-Up
benefit base when you transfer account values between investment options with a higher
Roll-Up
rate
(4-6%)
and investment options with a lower
Roll-Up
rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit AND the Greater of the 6% (or 5%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit).
If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

or

•	your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in
“Accessing your money”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges, expenses, and adjustments”. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

•	your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet to age 85 benefit base is no longer eligible to increase after the contract date anniversary following your 85th birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable benefit base amount.

Greater of the 6% (or 5%)
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit AND the Guaran teed minimum income benefit.
Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%)
Roll-Up
to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges, expenses, and adjustments”.

Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up
benefit base reset.
If both the Guaranteed minimum income benefit AND the Greater of the 6%
Roll-Up
to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”) are elected, you may reset the
Roll-Up
benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your
Roll-Up
benefit base. The 6%
Roll-Up
continues to age 85 on any reset benefit base.

We will notify you, generally in your annual statement of your contract values that we issue each year following your contract date anniversary, if the
Roll-Up
benefit base is eligible to be reset. If eligible, you will have 30 days from your contract date anniversary to reset your
Roll-Up
benefit base. Each time you reset the
Roll-Up
benefit base your
Roll-Up
benefit will not be eligible for another reset for five years. If after your death your spouse continues the contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75. After the contract date anniversary following your 75th birthday, the 6% Roll-up to age 85 and “Greater of” GMDB and its associated charge will remain in effect but the Roll-up benefit base will no longer be eligible for resets.

It is important to note that once you have reset your
Roll-Up
benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See “Exercise rules” under “Guaranteed minimum income benefit option” for more information. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your
Roll-Up
benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges, expenses, and adjustments”.

The
Roll-Up
benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a
Roll-Up
benefit base reset. You cannot elect a
Roll-Up
benefit base reset for one benefit and not the other.

For information about whether the Guaranteed death benefit/ Guaranteed minimum income benefit roll-up
benefit base reset is available under your contract, please see Appendix “Contract variations”. The availability of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up
benefit base reset is also subject to state approval. Please contact see Appendix “State contract availability and/or variations of certain features and benefits” for more information about availability in your state.

Death Benefits

Guaranteed minimum death benefit

Your contract provides a standard death benefit. There is no additional charge for this benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions (adjusted for any withdrawals and any withdrawal charges, and any taxes that apply). The standard death benefit was the only death benefit available for annuitants who were ages 76 to 85 at issue. The applicable issue ages may be different for certain contract owners, depending on when you purchased your contract. Please see Appendix ”Contract variations” for more information. Once your contract has been issued, you may not change or voluntarily terminate your death benefit.
If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant’s death (adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply) whichever provides the higher amount. If you elected the Spousal protection option, if available, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See “Spousal protection” in ”Benefits available under the contract” for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. The Annual Ratchet to age 85, the 6% Roll-up to age 85 and the “Greater of” enhanced death benefits have an additional charge. There is no charge for the Standard death benefit. Although the amount of your enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Guaranteed minimum death benefit charge” in “Charges, expenses, and adjustments” for more information.

If your contract terminates for any reason, your Guaranteed minimum death benefit will also terminate. See “Termination of your contract” in “Determining your contract’s value” for information about the circumstances under which your contract will terminate.

For Accumulator
®
Plus
SM
contracts, if the annuitant dies during the
one-year
period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year
period prior to death.

Optional enhanced death benefits applicable for annuitants ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 0 through 70 at issue of Inherited IRA contracts and 20 through 70 at issue of QP and Flexible Premium IRA contracts. Depending on when you purchased your contract, your available issue ages may have been older at the time you purchased your contract.

Subject to state and contract availability (please see Appendix ”State contract availability and/or variations of certain features and benefits” for state availability of these benefits and Appendix ”Contract variations” for contract variations), the following enhanced death benefits were available:

•	Annual Ratchet to age 85 (the current charge for this benefit is 0.25%)

•	6% Roll-Up to age 85 (the current charge for this benefit is 0.45%)

•	The Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.50%)
•	The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 (the current charge for this benefit is 0.65%)

These enhanced death benefits, together with the standard death benefit, comprise the Guaranteed minimum death benefits available under the contract.

Each enhanced death benefit is equal to its corresponding benefit base described in “Guaranteed minimum death benefit and Guaranteed minimum income benefit base.” Once you have made your enhanced death benefit election, you may not change it.

If you elected Principal Protector
SM
, only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit were available.

For information about the effect of withdrawals on your Guaranteed minimum death benefit, please see ‘‘How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2’’ in ‘‘Accessing your money.”

If you are using the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split funding so that those distributions do not adversely impact your enhanced death benefit. See ‘‘Owner and annuitant requirements’’.

See Appendix “Enhanced death benefit example” for an example of how we calculate an enhanced minimum death benefit.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Guaranteed minimum death benefit. If you accepted such an offer, your Guaranteed minimum death benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Guaranteed minimum death benefit is still in effect. See “Guaranteed benefit offers” for more information.

Protection Plus
SM

The following section provides information about the Protection Plus
SM
option, which was only available at the time you purchased your contract. The current charge for this benefit is 0.35%. If Protection Plus
SM
was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus
SM
is an additional death benefit as described below. See the appropriate part of “Tax information” for the potential tax consequences of having purchased the Protection Plus
SM
feature in an NQ, IRA or Rollover TSA contract. If you purchased the Protection Plus
SM
feature, you may not voluntarily terminate the feature. If you elected Principal Protector
SM
, the Protection Plus
SM
feature is not available.

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus
SM
had been elected at issue), the death benefit will be:

the
greater
of:

•	the account value or
•	any applicable death benefit

increased by:

•	such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection Plus
SM
benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus
SM
earnings. “Net contributions” are reduced by the amount of that excess. Protection Plus
SM
earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator
®
Plus
SM
contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater
of the account value as of the date we receive satisfactory proof of death
or
any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner and not a new purchaser, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix ”Contract variations”.

For Accumulator
®
Plus
SM
contracts, for purposes of calculating the Protection Plus
SM
benefit, if any contributions are made in the
one-year
period prior to death of the annuitant, the account value will not include any credits applied in the one-year
period prior to death.

If the annuitant was age 71 through 75 (this age may be higher for certain contract owners, depending on when you purchased your contract) when we issued your contract (or if the successor owner/ annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection Plus
SM
had been elected at issue), the death benefit will be:

the
greater
of:

•	the account value or

•	any applicable death benefit

increased by:

•	such death benefit (as described above) less total net contributions, multiplied by 25%.

The value of the Protection Plus
SM
death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For an example of how the Protection Plus
SM
death benefit is calculated, please see Appendix ”Protection Plus
SM
example”.

Although the value of your Protection Plus benefit will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.

If you elected Spousal protection, the Protection Plus
SM
benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant
spouse, the account value will be increased by the value of the Protection Plus
SM
benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus
SM
benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract if the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See “Spousal protection” in “Benefits available under the contract” for more information.

Ask your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” to see if this feature was available in your state.

The Protection Plus
SM
feature will terminate if your contract terminates for any reason. See “Termination of your contract” in “Determining your contract’s value”.

You may have been the recipient of an offer that provided for an increase in your account value in return for terminating your Protection Plus
SM
benefit. If you accepted such an offer, your Protection Plus
SM
benefit has been replaced with the return of account value death benefit. If you did not accept an offer, your Protection Plus
SM
benefit is still in effect. See “Guaranteed benefit offers” for more information.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in-force.
The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus
SM
feature, as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the sole primary beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the annuitant’s death”. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant’s death, adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

For Accumulator
®
Plus contracts, the account value used to determine the death benefit and Protection Plus
SM
benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the annuitant’s death.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary. No death benefit will be payable upon or after the contract’s Annuity maturity date, which will never be later than the contract date anniversary following your 95th birthday.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually-owned IRA contracts (other than Inherited IRAs). See “Inherited IRA beneficiary continuation contract” in ”Purchasing the Contract”.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

If you are the sole annuitant, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal protection” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant’s death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see “Exercise rules” under “Guaranteed minimum income benefit option” in “Benefits available under the contract”.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the
“5-year
rule”), or in a joint ownership situation, the death of the first owner to die.

•	If Principal Protector
SM
was elected and if the
“5-year
rule” is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the
“5-year
rule.” The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elected Principal Protector
SM
, the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

•	A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option”.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2, and Principal Protector
SM
. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money”. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Successor owner and annuitant

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving
spouse’s death.

The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions and information, and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection Plus
SM
feature, and adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, if any contributions are made during the
one-year
period prior to your death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for all contracts except Accumulator
®
Select
SM
contracts, withdrawal charges will no longer apply to contributions made before your death, though withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse’s age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/ annuitant feature.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

•	If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant’s death, and the original owner/annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

•	If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant’s death, and the original owner/annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

•	If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant’s death, the Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your account value is lower than the Guaranteed minimum death benefit base on the date of your death, your account value will
be increased
to equal the Guaranteed minimum death benefit base.

If you purchased your contract prior to September 2003, different rules may apply. Please see Appendix “Contract variations” for more information.

If you elected Principal Protector
SM
, the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in “Principal Protector
SM
charge” in “Charges, expenses, and adjustments”, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see “Principal Protector
SM
” in “Benefits available under the contract”.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see “Exercise of Guaranteed minimum income benefit” under “Guaranteed minimum income benefit option” in “Benefits available under the contract”. For information on the operation of this feature with Protection Plus
SM
, see “Protection Plus
SM
” in “Guaranteed minimum death benefit” under “Benefits available under the contract”.

Spousal protection

Spousal protection option for NQ contracts only.
This feature permits spouses who are joint contract owners to increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of any Protection Plus
SM
benefit, if elected, upon the death of either spouse. This account value “step up” occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you had the right to elect the Spousal protection option at the time you purchased your contract at no additional charge. Both spouses must have been between the ages of 20 and 70 at the time the contract was issued and must each have been named the primary beneficiary in the event of the other’s death.

The annuitant’s age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6%
Roll-Up
to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus
SM
benefit, the benefit is based on the older spouse’s age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up
benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant’s age, not the older spouse’s age.
If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus
SM
benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant
spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

•	As of the date we receive due proof of the spouse’s death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving
spouse’s death, if higher, increased by the value of the Protection Plus
SM
benefit. For Accumulator
®
Plus
SM
contracts, if the annuitant spouse dies, the account value will first be reduced by any credits applied in the one-year
period prior to the death of either spouse.

•	The Guaranteed minimum death benefit continues to be based on the older spouse’s age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/ annuitant. On the contract date anniversary following the date the older spouse would have reached age 85 (or if the older spouse was age 85 or older on the date of the older spouse’s death), the Guaranteed minimum death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals. The charge for the Guaranteed minimum death benefit will continue.

•	The Protection Plus
SM
benefit will now be based on the surviving spouse’s age at the date of the non-surviving
spouse’s death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

•	The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See “Guaranteed minimum income benefit” in “Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

•	If the annuitant dies first, any withdrawal charges will no longer apply to any contributions made prior to the annuitant’s death. If the non-annuitant
spouse dies first, the withdrawal charge schedule, if any, remains in effect with regard to all contributions.

•	If you elected Principal Protector
SM
, the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in “Principal Protector
SM
charge” in

“Charges, expenses, and adjustments”, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see “Principal Protector
SM
” in ”Benefits available under the contract”.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce, but do not change the owner or primary beneficiary, Spousal protection continues.

Depending on when you purchased your contract, this feature may not be available to you. See Appendix “Contract variations” for more information about your contract.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix ”State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus
SM
feature, adjusted for any subsequent withdrawals. For Accumulator
®
Plus
SM
contracts, if you die during the
one-year
period following our receipt of a contribution, the account value will first be reduced by any credits applied to such contribution.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or
“EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector
SM
(in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector
SM
may continue to apply.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death.
•
For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

•	If you had elected Principal Protector
SM
, your eligible spousal beneficiary may not continue Principal Protector
SM
, and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector
SM
should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see “Successor owner and annuitant” in “How death benefit payment is made” under “Benefits available under the contract” for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector
SM
and
non-spousal
beneficiaries may continue with Principal Protector
SM
. In this case, the spouse’s portion of the GWB benefit base will terminate without value.

•	If you had elected Principal Protector SM , your non-spousal beneficiary may continue the benefit, as follows:

—	The beneficiary was 75 or younger on the original contract date.

—	The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

—
One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector
SM
is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. For Accumulator
®
Plus
SM
contracts, if you die during the
one-year
period following our receipt of a contribution to which a credit was applied, the account value will first be reduced by any credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal Protector SM at the time the Beneficiary continuation option is elected, Principal Protector SM will terminate.

—	If there are multiple beneficiaries each beneficiary’s interest in the GWB benefit base will be separately accounted for.

—	As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector SM even if the account value is less than $5,000.

—
If scheduled payments are elected, the beneficiary’s scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal
beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

—
If the
“5-year
rule” is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

—
Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments.

Beneficiary continuation option for NQ contracts only.
This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant”. This feature must be elected within 9 months following the date of your death and before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector
SM
(in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector
SM
may continue to apply.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	If you had elected Principal Protector SM , your spousal beneficiary may not continue Principal Protector SM , and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector
SM
should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see “Successor owner and annuitant” in “How death benefit payment is made” under “Benefits available under the contract” for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector
SM
and
non-spousal
beneficiaries may continue with Principal Protector
SM
. In this case, the spouse’s portion of the GWB benefit base will terminate without value.

•	If the
non-spousal
beneficiary chooses scheduled payments under “Withdrawal Option 1,” as discussed in this section, Principal Protector
SM
may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

•	If you had elected Principal Protector SM , your non-spousal beneficiary may continue the benefit, as follows:

—	The beneficiary was 75 or younger on the original contract date.

—	The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

—
One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector
SM
is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. For Accumulator
®
Plus contracts, if you die during the
one-year
period following our receipt of a contribution to which a credit was applied, the account value will first be reduced by any credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal Protector
SM
at the time the Beneficiary continuation option is elected, Principal Protector
SM
will terminate.

—	If there are multiple beneficiaries, each beneficiary’s interest in the GWB benefit base will be separately accounted for.

—	As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector SM even if the account value is less than $5,000.
—
If scheduled payments under “Withdrawal Option 2” is elected, the beneficiary’s scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal
beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

—
If the
“5-year
rule” is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

—
Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under “Withdrawal Option 2” rather than the
“5-year
rule.” If the beneficiary elects the
“5-year
rule,” there is no exception.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus
SM
feature, adjusted for any subsequent withdrawals. For Accumulator
®
Plus contracts, if you die during the
one-year
period following our receipt of a contribution, the account value will first be reduced by any credits applied to such contribution.

•	No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The annuity account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if any, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free corridor amount will continue to apply to withdrawals but does not apply to surrenders.
•
We do not impose a withdrawal charge (if applicable) on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the “Withdrawal charges” in “Charges, expenses, and adjustments”.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant”.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person”.

Living Benefits

Guaranteed minimum income benefit option
(1)

(Depending on when you purchased your contract, this benefit may be called the “Living Benefit.” See Appendix “Contract variations” for more information.)

The Guaranteed minimum income benefit was available if the annuitant was age 20 through 75 at the time the contract was issued. There is an additional charge for the Guaranteed minimum income benefit. The current charge for this benefit is 0.65% which is described under “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

This feature is not available if you elected a GPB option or Principal Protector
SM
or if you purchased the contract as an Inherited IRA. Depending on when you purchased your contract, the Guaranteed minimum income benefit rider may have been available with Principal assurance.

If you purchased the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See ‘‘Owner and annuitant requirements’’. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner’s death.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-out
option or a life with a period certain payout option. Depending on when you purchased your

(1)
Depending on when you purchased your contract, this benefit may be called the “Living Benefit.” Accordingly, if applicable, all references to the Guaranteed minimum income benefit in this Prospectus and any related registration statement documents are references to the Living Benefit.

contract, your options may be different. See Appendix “Contract variations” for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. This benefit provides a minimum guarantee that may never come into effect.

The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant’s age as follows:

Level payments
Annuitant’s age at exercise	Period certain years
	IRAs	NQ

75 and younger	10	10

76	9	10

77	8	10

78	7	10

79	7	10

80	7	10

81	7	9

82	7	8

83	7	7

84	6	6

85	5	5

We may also make other forms of payout options available. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less, any applicable withdrawal charge remaining, to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.
When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

The Guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Guaranteed minimum income benefit “no lapse guarantee”.
Subject to state availability, in general, if your account value falls to zero, (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the
Roll-Up
benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant’s current age and benefit base, as follows:

•	You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including the Guaranteed minimum death benefit, any other guaranteed benefits and any account or cash values) will terminate.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.
Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

•	If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•	If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

•	On the contract date anniversary following the annuitant’s 85th birthday.

If the no lapse guarantee is no longer in effect and your account value subsequently falls to zero, your contract will terminate without value, and you will lose the Guaranteed minimum income benefit.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix “Contract variations”. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices “State contract availability and/or variations of certain features and benefits” and “Contract variations”.

Illustrations of Guaranteed minimum income benefit.
Assuming the 6%
Roll-Up
to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option, if available) or the loan reserve account under Rollover TSA contracts.

Contract date anniversary at exercise	Guaranteed minimum income benefit — annual income payable for life
10	$11,891
15	$18,597

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice with your annual statement. The annual statement will illustrate how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit.

We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, and you can only exercise the Guaranteed minimum income benefit, if eligible, during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay fees on your next contract date anniversary, your contract will terminate and you will not have an opportunity to exercise your Guaranteed minimum income benefit unless the no lapse guarantee, if available under your contract, is still in effect. See “Effect of your account value falling to zero” in “Determining your contract’s value”.

You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercising the GMIB, any Guaranteed minimum death benefit you elected will terminate without value. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See “Accessing your money” under “Withdrawing your account value”. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

Exercise rules.
You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant’s life, as follows:

•	If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

•	If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

•	If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

•	To exercise the Guaranteed minimum income benefit:

—	We must receive your notification in writing within 30 days following any contract date anniversary on which you are eligible; and

—
Your account value must be greater than zero on the exercise date. See “Effect of your account value falling to zero” in “Determining your contract’s value” for more information about the impact of insufficient account value on your ability to exercise the Guaranteed minimum income benefit.

Please note:

(i)	the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant’s 85th birthday;

(ii)
if the annuitant was age 75 when the contract was issued or the
Roll-Up
benefit base was reset, if applicable, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant’s attainment of age 85.

(iii)
for Accumulator
®
, Accumulator
®
Elite
SM
, and Accumulator
®
Plus
SM
QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the QP contract into an Accumulator
®
Rollover IRA. This process must be completed within the
30-day
time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv)
for Accumulator
®
Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a roll-over of the TSA contract to an Accumulator
®
Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the
30-day
timeframe following the contract date anniversary in order for you to be eligible to exercise;
(1)

(v)
if you reset the
Roll-Up
benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your
Roll-Up
benefit base will lengthen the waiting period;

(vi)
a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. Both the original owner/annuitant and the successor owner/annuitant must have been under age 85 at the time of the original owner/annuitant ‘s death in order for the Guaranteed minimum income benefit to continue. The original contract issue date will continue to

(1)
For Accumulator
®
Select
SM
contracts, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee.

apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner annuitant; and

(vii)	if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

•	A successor owner who is not the annuitant may not be able to exercise the Guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

•	If the successor owner is the annuitant, the Guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner’s death. This would be the only opportunity for the successor owner to exercise. If the Guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

•	If you designate your surviving spouse as successor owner, the Guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

•	A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

(viii)
if the contract is jointly owned and not an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age; and

(ix)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age.

See “When an NQ contract owner dies before the annuitant” under “Payment of death benefit” for more information.

If your account value is insufficient to pay applicable charges when due, your contract will terminate, which could cause you to lose your Guaranteed minimum income benefit. For more information, please see ‘‘Effect of your account value falling to zero’’ in ‘‘Determining your contract’s value” and the section entitled ‘‘Charges, expenses, and adjustments’’.
For information about the impact of withdrawals on the Guaranteed minimum income benefit and any other guaranteed benefits you may have elected, please see ‘‘How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits’’ in ‘‘Accessing your money.”

Please see both “Effect of your account value falling to zero” in “Determining your contract value” and “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” and the section entitled “Charges, expenses, and adjustments” for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information. If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix “State contract availability and/or variations of certain features and benefits” for more information about the New GWBL and the Modified Death Benefit.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Principal Protector
SM

The following section provides information about the Principal Protector
SM
option, which was only available at the time you purchased your contract. The current charge for this benefit is 0.35% for the 5% GWB and 0.60% for the 7% GWB. If Principal Protector
SM
was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

As described below, Principal Protector
SM
provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your GWB Annual withdrawal amount. Principal Protector
SM
is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See “Withdrawing your account value” in “Accessing your money”. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector
SM
could be elected at contract issue, for an additional charge, if the annuitant was age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see “Principal Protector
SM
charge” in “Charges, expenses, and adjustments” for a description of the charge and when it applies. If you elected this benefit, you cannot terminate it.

Depending on when you purchased your contract, this feature may not be available. See Appendix “Contract variations” for more information.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector
SM
provided that the beneficiary was 75 or
younger on the original contract date. If the beneficiary was older, Principal Protector
SM
will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector
SM
and that beneficiary’s portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector
SM
under the Beneficiary continuation option is subject to state availability. If it was approved in your state, it was added to your contract if you had already elected GWB. See “Beneficiary continuation option” under “Benefits available under the contract” for more information on continuing Principal Protector
SM
under the Beneficiary continuation option.

If you purchased the contract as a TSA or QP or Inherited IRA, Principal Protector
SM
was not available. This benefit was also not available if you elected the Guaranteed minimum income benefit, the Greater of 6%
Roll-Up
to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection Plus
SM
, or GPB Option 1 or GPB Option 2 (or, for Accumulator
®
and Accumulator
®
Elite
SM
contracts, the special dollar cost averaging program). For more information, please see Appendix ”Contract variations”.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of the benefit. See “Effect of GWB Excess withdrawals”. For traditional IRAs, the Principal Protector
SM
makes provision for you to take lifetime required minimum distributions (“RMDs”) without losing the value of the Principal Protector
SM
guarantee, provided you comply with the conditions under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you. Please consult your tax adviser.

Your GWB benefit base

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

•	Your GWB benefit base increases by the dollar amount of any additional contributions.

•	Your GWB benefit base decreases by the dollar amount of withdrawals.

•	Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

•	Your GWB benefit base may also be increased under the Optional step up provision.

•	Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector
SM
.
For Accumulator
®
Plus
SM
contracts, credit amounts attributable to your contributions are not included for purposes of calculating your GWB benefit base.

Your GWB Annual withdrawal amount

Your GWB Annual withdrawal amount is equal to either 5% or 7% (“Applicable percentage”), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchased your contract, you chose between two available GWB Annual withdrawal options:

•	7% GWB Annual withdrawal option

•	5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a “step up” of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments”.

Effect of GWB Excess withdrawals

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

•	If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

•	If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

•	The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.
Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of Principal Protector
SM
. If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual withdrawal amount, assuming the Guaranteed annual withdrawal amount is greater than the 10% free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments”. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to the $3,000 (the amount of the withdrawal charge above the Guaranteed annual withdrawal amount of $5,000). See “Certain withdrawals” in “Charges, expenses, and adjustments”.

You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See “Effect of your account value falling to zero” in “Determining your contract value”.

In general, if you purchase the contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”.

If you die, and your beneficiary continues Principal Protector
SM
under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the
“5-year
rule” instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.

Effect of Automatic reset

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal Protector
SM
under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the
“5-year
rule” option and has not taken withdrawals. See “Beneficiary continuation option” in ”Benefits available under the contract”.

Effect of additional contributions

Any time you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution (for Accumulator
®
Plus
SM
contracts, credit amounts are not included) and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector
SM
under the Beneficiary continuation option, no additional contributions will be permitted.

Optional step up provision

Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see “Principal Protector
SM
charge” in “Charges, expenses, and adjustments”. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB
Annual withdrawal amount, and we will increase the Principal Protector
SM
charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector
SM
under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector
SM
under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher as of the transaction date that we receive the Beneficiary continuation option election. For Accumulator
®
Plus
SM
contracts, the account value will be reduced by any credits applied to contributions made within one year prior to your death before the comparison with the GWB benefit base, for purposes of the GWB benefit base step up. As of the date of the GWB benefit base step up (if applicable) your beneficiary’s GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a onetime step up at no additional charge.

Other important considerations

•	Principal Protector SM protects your principal only through withdrawals. Your account value may be less than your total contributions.

•	You can take withdrawals under your contract without purchasing Principal Protector SM . In other words, you do not need this benefit to make withdrawals.

•
Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in “Charges, expenses, and adjustments”. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

•	Withdrawals made under Principal Protector SM will be treated, for tax purposes, in the same way as other withdrawals under your contract.
•	All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector
SM
does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect Principal Protector
SM
. See “How withdrawals are taken from your account value” and “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money”.

•	If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

•	GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See “Effect of GWB Excess withdrawals” and “Withdrawing your account value” in “Accessing your money”.

•	If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector
SM
if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector
SM
when you have a GWB benefit base that is greater than zero.

•	If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the
“5-year
rule.” The
“5-year
rule” is described in “Benefits available under the contract” under “Beneficiary continuation option”. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

If you accepted an offer to convert your Guaranteed minimum income benefit into the New Guaranteed withdrawal benefit for life (New GWBL), see Appendix ”New Guaranteed withdrawal Benefit for Life” for more information about the New GWBL and the Modified Death Benefit.

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity payout;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer;
7.	The reason we are making the Guaranteed Benefit Lump Sum offer; and

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB in the form of a single life annuity, adjusted for any outstanding withdrawal charge; and

•	The interest rate at the time your account value fell to zero.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates we will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix “Guaranteed benefit lump sum payment option hypothetical illustration”.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully.
If you elect the
Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB
. When you purchased your contract you made a
determination that the lifetime income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB;

•	Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustrations in Appendix “Guaranteed benefit lump sum payment option hypothetical illustration”; and

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information”.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you. In addition, depending on when you purchased your contract, this option may not be available. See Appendix ”Contract variations” for contract variations.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

Units measure your value in each variable investment option.

(This section only applies to Accumulator
®
and Accumulator
®
Elite
SM
contracts)

Special dollar cost averaging program
. The special dollar cost averaging program is only available to Accumulator
®
and Accumulator
®
Elite
SM
contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as ‘‘enhanced rate dollar cost averaging.’’ If you elect Principal Protector
SM
, you may not participate in the special dollar cost averaging program.

You may have your account value transferred to any of the variable investment options available under your contract. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator
®
Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator
®
Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.
Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

(This section only applies to Accumulator
®
Select
SM
contracts)

12 month dollar cost averaging program.
You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator
®
Select
SM
contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

General dollar cost averaging
program.
 If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.
In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available only with Accumulator
®
and Accumulator
®
Elite
SM
contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. For Accumulator
®
Plus
SM
and Accumulator
®
Select
SM
contracts, only investment simplifier is available with the Option I rebalancing program. For Accumulator
®
and Accumulator
®
Elite
SM
contracts, under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB, you may also elect the 12 month dollar cost averaging program (for Accumulator
®
Select
SM
contracts only) or General dollar cost averaging program. If you elect either of these programs, everything other than amounts allocated to the fixed maturity option under the GPB must be allocated to that dollar cost averaging program. You may still elect the Investment simplifier for amounts transferred from investment options (other than the fixed maturity option under the GPB you have elected), and, for GPB Option 1, you may also elect Investment simplifier for subsequent contributions. You may only participate in one dollar cost averaging program at a time. See “Transferring your money among investment options”. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see “Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the “Living Benefit”) base”.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix “State contract availability and/or variations of certain features and benefits” for more information on state availability.

Rebalancing your account value

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options: “Option I” and “Option II.” Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers between the guaranteed interest option and the variable investment options. These rules are described in “Transferring your account value”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, for Accumulator
®
Select
SM
contracts, in 12 month dollar cost averaging.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Age restrictions may apply • Withdrawals could significantly reduce or terminate benefit

Annual Ratchet to age 85	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.	Optional	0.30% (1)	0.25% (1)	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

6% Roll-up to age 85	Guarantees the beneficiaries will receive at least the Roll-up benefit base.	Optional	0.45% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Greater of 5% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.50% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.	Optional	0.60% (2)		• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Modified death benefit	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.	Optional	0.35% (2)	0.00%-0.35% (2)	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit

Protection Plus SM benefit	Guarantees the beneficiaries will receive greater of account value or any applicable death benefit increased by such death benefit less total net contributions, multiplied by a percentage depending upon age.	Optional	0.35% (1)
• Available only at contract purchase
• Age restrictions apply
• Accumulator
®
Plus
SM
credits are not available in calculation of the benefit
• Not available with Principal Protector
SM
or Protection Plus
SM

(1)	Expressed as an annual percentage of account value.
(2)	Expressed as an annual percentage of the benefit base.

Living Benefits

These living benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee				Brief Description of Restrictions/Limitations
			Max		Current

Guaranteed minimum income benefit	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	0.65% (1)
• Available only at contract purchase
• Restricted to owners of certain ages
• Excess withdrawals could significantly reduce or terminate benefit
• Not available with Guaranteed principal benefit or Principal Protector
SM

Principal Protector benefit	Guarantees recovery of contributions through withdrawals.	Optional					• Only available at contract purchase • Restricted to owners of certain ages

5% GWB Annual withdrawal option			0.60	% (1)	0.35	% (1)

7% GWB Annual withdrawal option			0.80	% (1)	0.50	% (1)
Guaranteed principal benefit Option 2	Guarantees a minimum account value.	Optional	0.50% (2)				• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Not available with GMIB, Principal Protector SM or GWBL

New Guaranteed withdrawal benefit for life	Guarantees a lifetime annual withdrawal amount.	Optional	0.65% (1)				• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit

(1)	Expressed as an annual percentage of the benefit base.
(2)	Expressed as an annual percentage of the account value.
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Rebalancing (1)(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Allows you to rebalance your account value only among the Option I variable investment options.
(2)	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix “Contract variations” for more information. For Principal Protector
SM
only (if applicable), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector
SM
, the pro rata deduction for the Principal Protector
SM
charge is waived.

(3)
The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator
®
Plus
SM
contracts, your initial benefit does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.

(4)	The current fee is 0.25%.

(5)
No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.35% of the Greater of 6%
Roll-up
to age 85 benefit base, as applicable (if you had previously had the Greater of 6%
Roll-up
to age 85 death benefit).

(6)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.60%. The current charge is 0.35%.

(7)	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.80%. The current charge is 0.50%.

(8)	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.

(9)	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146643. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	10.65%	6.24%	6.81%
Equit y	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%	13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%	14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%	9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%	23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146643. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Specialty	1290 VT GAMCO Mergers & Acquisitions — Equitable Investment Management Group, LLC (“EIMG”); GAMCO Asset Management, Inc.	1.32%^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	11.59%	10.58%	8.80%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%	10.65%	6.24%	6.81%
Equit y	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%^	12.88%	9.09%	8.50%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%^	4.44%	1.47%	1.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%	13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%	14.11%	8.06%	7.68%
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%	9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%^	2.41%	0.29%	1.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	24.32%	13.89%	12.44%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	4.92%	4.86%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	1.50%	3.62%	3.94%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	14.16%	9.12%	9.14%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%	23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	30.11%	15.56%	14.26%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2024)
		Current Expenses	1 year	5 year	10 year
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%	14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%	11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%	10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%	4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%	1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	11.19%	7.48%	7.65%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

C000247505 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247505 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

C000247505 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity option, has its own unique risks. You should review the investment options including the fixed maturity options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trust” in “Purchasing the Contract” as well as “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the variable investment options which invest in Portfolios. If the variable investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your variable investment options invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247505 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247505 [Member] | Possible Fees On Access To Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247505 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ,

depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247505 [Member] | Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. We may limit or stop accepting contributions and transfers to the variable investment options which means that you may no longer increase your account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247505 [Member] | Accumulator PlusSM Contracts [Member]
Prospectus:
Principal Risk [Text Block]
Accumulator
®
Plus
SM
Contracts

The fees and charges for Accumulator
®
Plus
SM
contracts are higher than for Accumulator
®
contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247505 [Member] | Limitations On Access To Cash Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Accumulator
®
Plus
SM
contracts may limit credits for subsequent contributions.

C000247505 [Member] | Contract changes risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247505 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247505 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247505 [Member] | Risk Associated With Taking an Early Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see “Risks associated with the fixed maturity options”), loss of interest and the possibility of adverse tax consequences.

C000247505 [Member] | Risks associated with the fixed maturity options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the fixed maturity options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If there is a withdrawal, transfer, surrender, deduction for charges, annuitization, payment of a death benefit, or taking a loan, from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.
If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000247505 [Member] | 1290 VT SmartBeta Equity ESG
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247505 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247505 [Member] | EQ2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247505 [Member] | EQ400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equit y
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247505 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247505 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247505 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247505 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247505 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247505 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000247505 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247505 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247505 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247505 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247505 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247505 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247505 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247505 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247505 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247505 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247505 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247505 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247505 [Member] | EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247505 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247505 [Member] | EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247505 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247505 [Member] | EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247505 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247505 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000247505 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247505 [Member] | EQAB Short Duration Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.09%
C000247505 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000247505 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247505 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000247505 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000247505 [Member] | EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000247505 [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000247505 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions may apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Standard Death Benefit
C000247505 [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%	[9]
Name of Benefit [Text Block]	Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Locks in highest account value up to the specified contract anniversary as a minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%	[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%	[9]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Annual Ratchet to age 85
C000247505 [Member] | Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing	[27],[28]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA
Name of Benefit [Text Block]	Rebalancing	[27],[28]
C000247505 [Member] | Dollar Cost Averaging special DCA general DCA and Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247505 [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[8]
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85
C000247505 [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.35%	[8]
Name of Benefit [Text Block]	Modified death benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive account value or the Modified DB benefit base on the date of the owner’s death.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.35%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only with New GWBL • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Modified death benefit
C000247505 [Member] | New Guaranteed Withdrawal Benefit For Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[8]
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
Purpose of Benefit [Text Block]	Guarantees a lifetime annual withdrawal amount.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[8]
Brief Restrictions / Limitations [Text Block]	• Only available you elect the conversion from the GMIB and GMDB and accepting a modified death benefit • Excess withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	New Guaranteed withdrawal benefit for life
C000247505 [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[8]
Name of Benefit [Text Block]	Guaranteed minimum income benefit
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[8]
Brief Restrictions / Limitations [Text Block]
• Available only at contract purchase
• Restricted to owners of certain ages
• Excess withdrawals could significantly reduce or terminate benefit
• Not available with Guaranteed principal benefit or Principal Protector
SM

Name of Benefit [Text Block]	Guaranteed minimum income benefit
C000247505 [Member] | Six Percent Roll Up To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[8]
Name of Benefit [Text Block]	6% Roll-up to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the Roll-up benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	6% Roll-up to age 85
C000247505 [Member] | Greater Of 5 Roll Up To Age 85 Or Annual Ratchet To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[8]
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 85 or Annual Ratchet to age 85
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Annual Ratchet benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[8]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Age restrictions apply • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Greater of 5% Roll-up to age 85 or Annual Ratchet to age 85
C000247505 [Member] | Five Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[8]
Name of Benefit [Text Block]	5% GWB Annual withdrawal option
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[8]
Name of Benefit [Text Block]	5% GWB Annual withdrawal option
C000247505 [Member] | Seven Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[8]
Name of Benefit [Text Block]	7% GWB Annual withdrawal option
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%	[8]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[8]
Name of Benefit [Text Block]	7% GWB Annual withdrawal option
C000247505 [Member] | Principal Protector Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Principal Protector benefit
Purpose of Benefit [Text Block]	Guarantees recovery of contributions through withdrawals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at contract purchase • Restricted to owners of certain ages
Name of Benefit [Text Block]	Principal Protector benefit
C000247505 [Member] | Protection PlusSM benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[29]
Name of Benefit [Text Block]	Protection Plus SM benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive greater of account value or any applicable death benefit increased by such death benefit less total net contributions, multiplied by a percentage depending upon age.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[29]
Brief Restrictions / Limitations [Text Block]
• Available only at contract purchase
• Age restrictions apply
• Accumulator
®
Plus
SM
credits are not available in calculation of the benefit
• Not available with Principal Protector
SM
or Protection Plus
SM

Name of Benefit [Text Block]	Protection Plus SM benefit
C000247505 [Member] | Guaranteed principal benefit Option2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Guaranteed principal benefit Option 2
Purpose of Benefit [Text Block]	Guarantees a minimum account value.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Does not include credits under Accumulator ® Plus SM • Not available with GMIB, Principal Protector SM or GWBL
Name of Benefit [Text Block]	Guaranteed principal benefit Option 2
C000247505 [Member] | Accumulator [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%	[54]
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,486
Surrender Expense, 3 Years, Maximum [Dollars]	19,746
Surrender Expense, 5 Years, Maximum [Dollars]	28,411
Surrender Expense, 10 Years, Maximum [Dollars]	49,492
Annuitized Expense, 1 Year, Maximum [Dollars]	11,486
Annuitized Expense, 3 Years, Maximum [Dollars]	19,746
Annuitized Expense, 5 Years, Maximum [Dollars]	28,411
Annuitized Expense, 10 Years, Maximum [Dollars]	49,492
No Surrender Expense, 1 Year, Maximum [Dollars]	4,485
No Surrender Expense, 3 Years, Maximum [Dollars]	13,746
No Surrender Expense, 5 Years, Maximum [Dollars]	23,411
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,492
C000247505 [Member] | Accumulator [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
C000247505 [Member] | Accumulator [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
C000247505 [Member] | Accumulator [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
C000247505 [Member] | Accumulator [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
C000247505 [Member] | Accumulator [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
C000247505 [Member] | Accumulator [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
C000247505 [Member] | Accumulator [Member] | Six Percent Roll Up To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
C000247505 [Member] | Accumulator [Member] | Greater Of 5 Roll Up To Age 85 Or Annual Ratchet To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
C000247505 [Member] | Accumulator [Member] | Guaranteed Principal Benefit Charge For Option 2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
C000247505 [Member] | Accumulator [Member] | Five Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
C000247505 [Member] | Accumulator [Member] | Seven Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
C000247505 [Member] | Accumulator [Member] | Protection Plus SM Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
C000247505 [Member] | Accumulator Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[54]
Other Transaction Fee, Current [Dollars]	$ 90,000,000	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,885
Surrender Expense, 3 Years, Maximum [Dollars]	21,928
Surrender Expense, 5 Years, Maximum [Dollars]	31,350
Surrender Expense, 10 Years, Maximum [Dollars]	53,197
Annuitized Expense, 1 Year, Maximum [Dollars]	12,885
Annuitized Expense, 3 Years, Maximum [Dollars]	21,928
Annuitized Expense, 5 Years, Maximum [Dollars]	31,350
Annuitized Expense, 10 Years, Maximum [Dollars]	53,197
No Surrender Expense, 1 Year, Maximum [Dollars]	4,885
No Surrender Expense, 3 Years, Maximum [Dollars]	14,928
No Surrender Expense, 5 Years, Maximum [Dollars]	25,350
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,197
C000247505 [Member] | Accumulator Plus [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
C000247505 [Member] | Accumulator Plus [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
C000247505 [Member] | Accumulator Plus [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
C000247505 [Member] | Accumulator Plus [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
C000247505 [Member] | Accumulator Plus [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
C000247505 [Member] | Accumulator Plus [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
C000247505 [Member] | Accumulator Plus [Member] | Six Percent Roll Up To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
C000247505 [Member] | Accumulator Plus [Member] | Greater Of 5 Roll Up To Age 85 Or Annual Ratchet To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
C000247505 [Member] | Accumulator Plus [Member] | Guaranteed Principal Benefit Charge For Option 2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
C000247505 [Member] | Accumulator Plus [Member] | Five Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
C000247505 [Member] | Accumulator Plus [Member] | Seven Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
C000247505 [Member] | Accumulator Plus [Member] | Protection Plus SM Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
C000247505 [Member] | Accumulator Elite [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[54]
Other Transaction Fee, Current [Dollars]	$ 90,000,000	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,906
Surrender Expense, 3 Years, Maximum [Dollars]	20,967
Surrender Expense, 5 Years, Maximum [Dollars]	25,376
Surrender Expense, 10 Years, Maximum [Dollars]	53,038
Annuitized Expense, 1 Year, Maximum [Dollars]	12,906
Annuitized Expense, 3 Years, Maximum [Dollars]	20,967
Annuitized Expense, 5 Years, Maximum [Dollars]	25,376
Annuitized Expense, 10 Years, Maximum [Dollars]	53,038
No Surrender Expense, 1 Year, Maximum [Dollars]	4,905
No Surrender Expense, 3 Years, Maximum [Dollars]	14,967
No Surrender Expense, 5 Years, Maximum [Dollars]	25,376
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,038
C000247505 [Member] | Accumulator Elite [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
C000247505 [Member] | Accumulator Elite [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
C000247505 [Member] | Accumulator Elite [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
C000247505 [Member] | Accumulator Elite [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
C000247505 [Member] | Accumulator Elite [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
C000247505 [Member] | Accumulator Elite [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
C000247505 [Member] | Accumulator Elite [Member] | Six Percent Roll Up To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
C000247505 [Member] | Accumulator Elite [Member] | Greater Of 5 Roll Up To Age 85 Or Annual Ratchet To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
C000247505 [Member] | Accumulator Elite [Member] | Guaranteed Principal Benefit Charge For Option 2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
C000247505 [Member] | Accumulator Elite [Member] | Five Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
C000247505 [Member] | Accumulator Elite [Member] | Seven Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
C000247505 [Member] | Accumulator Elite [Member] | Protection Plus SM Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
C000247505 [Member] | Accumulator Select [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%	[54]
Other Transaction Fee, Current [Dollars]	$ 90,000,000	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,308
Surrender Expense, 3 Years, Maximum [Dollars]	15,469
Surrender Expense, 5 Years, Maximum [Dollars]	25,970
Surrender Expense, 10 Years, Maximum [Dollars]	53,821
Annuitized Expense, 1 Year, Maximum [Dollars]	5,308
Annuitized Expense, 3 Years, Maximum [Dollars]	15,469
Annuitized Expense, 5 Years, Maximum [Dollars]	25,970
Annuitized Expense, 10 Years, Maximum [Dollars]	53,821
No Surrender Expense, 1 Year, Maximum [Dollars]	4,958
No Surrender Expense, 3 Years, Maximum [Dollars]	15,119
No Surrender Expense, 5 Years, Maximum [Dollars]	25,620
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,471
C000247505 [Member] | Accumulator Select [Member] | Standard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[54],[55],[56]
C000247505 [Member] | Accumulator Select [Member] | Annual Ratchet To Age Eighty [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%	[56],[57],[58]
C000247505 [Member] | Accumulator Select [Member] | Greater of 6 Roll Up to age 85 or Annual Ratchet to age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[55],[56]
C000247505 [Member] | Accumulator Select [Member] | Modified death benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[55],[56],[57]
C000247505 [Member] | Accumulator Select [Member] | New Guaranteed withdrawal benefit for life (New GWBL) charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[53],[56],[59]
C000247505 [Member] | Accumulator Select [Member] | Guaranteed minimum income benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%	[55],[56]
C000247505 [Member] | Accumulator Select [Member] | Six Percent Roll Up To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%	[55],[56]
C000247505 [Member] | Accumulator Select [Member] | Greater Of 5 Roll Up To Age 85 Or Annual Ratchet To Age 85 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[55],[56]
C000247505 [Member] | Accumulator Select [Member] | Guaranteed Principal Benefit Charge For Option 2 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
C000247505 [Member] | Accumulator Select [Member] | Five Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[60]
C000247505 [Member] | Accumulator Select [Member] | Seven Percent GWB Annual withdrawal option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%	[61]
C000247505 [Member] | Accumulator Select [Member] | Protection Plus SM Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base.
[4]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[5]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[8]	Expressed as an annual percentage of the benefit base.
[9]	Expressed as an annual percentage of account value.
[10]	Allows you to rebalance your account value only among the Option A variable investment options and the guaranteed interest option.
[11]	Allows you to rebalance your account value only among the Option B variable investment options.
[12]	Deducted upon withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payout option. For each contribution, we consider the year in which that contribution to be “year 1”.
[13]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
[14]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.
[15]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[16]	The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contribution to your contract. For Accumulator® PlusSM contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.
[17]	Any reset prior to April 1, 2013 did not result in an increased charge.
[18]	Only available if you also elect GMIB I — Asset Allocation. The 1.05% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.
[19]	Only available if you also elect GMIB II — Custom Selection. The 1.25% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.
[20]	If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.
[21]	The 1.20% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 0.90%.
[22]	The 1.40% charge will apply if you elect to reset the Roll-up benefit base. The current charge is 1.10%.
[23]	The 1.20% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 0.90%.
[24]	The 1.40% charge will apply if you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion. The current charge is 1.10%.
[25]	Expressed as an annual percent of daily net assets in the variable investment options.
[26]	Not all variable investment options are available under all contracts. If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed are only available to contract owners who purchased their contracts before that date.
[27]	Allows you to rebalance your account value only among the Option I variable investment options.
[28]	Allows you to rebalance your account value only among the Option II variable investment options and the guaranteed interest option.
[29]	Expressed as an annual percentage of the account value.
[30]	Expressed an annual percentage of the benefit base.
[31]	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.
[32]	Special service charges include (1) express mail charge; (2) wire transfer charge; and (3) duplicate contract charge. The duplicate contract charge is currently waived. We may discontinue this waiver at any time, with or without notice.
[33]	Only available if you elect the Guaranteed minimum income benefit. The 1.15% charge will apply if you elect to reset the benefit. The current charge is 1.00%.
[34]	We will increase this charge to 1.30% if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges and expenses”. Any reset prior to April 1, 2013 did not result in an increased charge. This charge may be lower for certain contract owners. Please see Appendix “Enhanced death benefit example” for more information. The current charge is 1.00%.
[35]	You may elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.
[36]	If your Guaranteed withdrawal benefit for life (“GWBL”) benefit base ratchets, we will increase your charge to 1.30%. Please see “Guaranteed withdrawal benefit for life (“GWBL)” in “Purchasing the Contract” for more information about this feature, including its benefit base and the Annual Ratchet provision, and “Guaranteed withdrawal benefit for life benefit charge” in “Charges and expenses”. The current charge is 1.00%
[37]	This assumes that the Guaranteed minimum income benefit does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high at 1.30%. This charge may be lower for certain contract owners. Please see Appendix “Contract variations” for more information.
[38]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[39]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[40]	The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator® PlusSM contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.
[41]	We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.80%.
[42]	We will increase this charge to the maximum charge shown, if you elect to reset your Roll-up benefit base on any contract date anniversary. See both “Guaranteed minimum death benefit charge” and “Guaranteed minimum income benefit charge” in “Charges, expenses, and adjustments”. Any reset prior to April 1, 2013 did not result in an increased charge. The current charge is 0.65%.
[43]	No charge (if you previously had the Standard death benefit);, 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit and you were previously paying 0.65%).
[44]	The 0.55% charge is applicable of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base if you were previously paying 0.80% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.
[45]	We will increase this charge to 0.80% if you elect to reset this Roll-up benefit base. The current charge is 0.65%.
[46]	We will increase this charge to 0.95% if you elect to reset this Roll-up benefit base. The current charge is 0.80%.
[47]	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life”.
[48]	Please see Appendix “Contract variations” for more information on the charge applicable under your Accumulator® Series contract.
[49]	No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.40% or 0.35% of the Greater of 6% Roll-up to age 85 benefit base or Annual Ratchet to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit).
[50]	The 0.40% charge is applicable if you were paying 0.65% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit. The 0.35% charge is applicable if you were paying 0.60% for the Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 death benefit.
[51]	We will increase this charge to 0.75% if the benefit base ratchets. The current charge is 0.60%.
[52]	We will increase this charge to 0.90% if the benefit base ratchets. The current charge is 0.75%.
[53]	Only applicable to contract holders who elected to convert their Guaranteed minimum income benefit into the New GWBL. See Appendix “New Guaranteed Withdrawal Benefit for Life” for more information.
[54]	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The withdrawal charge percentage we use is determined by the number of years since the receipt of the contribution to which the charge relates if you make a withdrawal or surrender your contract. For each contribution, we consider the year in which that contribution to be “year 1”.
[55]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix “Contract variations” for more information. For Principal ProtectorSM only (if applicable), if the contract and benefit are continued under the Beneficiary continuation option with Principal ProtectorSM, the pro rata deduction for the Principal ProtectorSM charge is waived.
[56]	The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator® PlusSM contracts, your initial benefit does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See “Guaranteed minimum income benefit and Guaranteed minimum death benefit base” and “GWBL benefit base” in “Benefits available under the contract”.
[57]	No charge (if you previously had the Standard death benefit); 0.25% of the Annual Ratchet to age 85 benefit base (if you previously had the Annual Ratchet to age 85 death benefit); 0.35% of the Greater of 6% Roll-up to age 85 benefit base, as applicable (if you had previously had the Greater of 6% Roll-up to age 85 death benefit).
[58]	The current fee is 0.25%.
[59]	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[60]	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.60%. The current charge is 0.35%.
[61]	If you step-up your GWB benefit base, we reserve the right to increase your charge to 0.80%. The current charge is 0.50%.